     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999


                        SECURITIES ACT FILE NO. 33-66262
                    INVESTMENT COMPANY ACT FILE NO. 811-7896

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1a

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]


                       POST-EFFECTIVE AMENDMENT NO. 10                      [X]


                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                              AMENDMENT NO. 11                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)
                             ----------------------


                        GABELLI GLOBAL SERIES FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                  ONE CORPORATE CENTER RYE, NEW YORK 10580-1434
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                  REGISTRANT'S TELEPHONE NUMBER: (800) 422-3554


                                 BRUCE N. ALPERT
                               GABELLI FUNDS, LLC
                 ONE CORPORATE CENTER, RYE, NEW YORK 10580-1434
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                             ----------------------

                                   COPIES TO:
        JAMES E. MCKEE, ESQ.                                                 RICHARD T. PRINS, ESQ.
         GABELLI FUNDS, LLC                                         SKADDEN, ARPS, SLATE, MEAGHER, & FLOM LLP
       ONE CORPORATE CENTER,                                                    919 THIRD AVENUE
      RYE, NEW YORK 10580-1434                                              NEW YORK, NEW YORK 10022
                                                                                 (212) 735-2000

                             ----------------------


     It is proposed that this filing will become effective (check appropriate box):
         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on May 3, 1999 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a) of Rule 485
         If appropriate, check the following box:
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                             ----------------------

                       GABELLI GLOBAL SERIES FUNDS, INC.


                              One Corporate Center


                            Rye, New York 10580-1434


                                 1-800-GABELLI


                                 1-800-422-3554


                              FAX: 1-914-921-5118


                             HTTP://WWW.GABELLI.COM


                            E-MAIL: INFO@GABELLI.COM


               (NET ASSET VALUE MAY BE OBTAINED DAILY BY CALLING


                         1-800-GABELLI AFTER 6:00 P.M.)



                               BOARD OF DIRECTORS



Mario J. Gabelli, CFA              Karl Otto Pohl
Chairman and Chief                 Former President
Investment Officer                 Deutsche Bundesbank
Gabelli Asset Management Inc.

Felix J. Christiana                Werner J. Roeder, MD
Former Senior Vice President       Director of Surgery
Dollar Dry Dock Savings Bank       Lawrence Hospital

Anthony J. Colavita                Anthonie C. van Ekris
Attorney-at-Law                    Managing Director
Anthony J. Colavita, P.C.          BALMAC International, Inc.

John D Gabelli
Vice President
Gabelli & Company, Inc.


                                QUESTIONS?
                            Call 1-800-GABELLI
                    or your investment representative.

      GABELLI GLOBAL SERIES
      FUNDS, INC.


                                    A CLASS
                                    B CLASS
                                    C CLASS

                                   PROSPECTUS

                                  MAY 1, 1999


   - THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

   - THE GABELLI GLOBAL INTERACTIVE COUCH POTATO(R) FUND

   - THE GABELLI GLOBAL OPPORTUNITY FUND

   - THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         GABELLI GLOBAL SERIES FUNDS, INC.            TABLE OF CONTENTS


                                           RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this important             3-10
section, which summarizes the
Funds' investments, risks, past
performance, and fees.

                                           INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Review this section for                    11-16
information on investment
strategies and their risks.

                                           FUND MANAGEMENT

Review this section for details               17  The Investment Adviser
on the people and organizations               17  The Portfolio Managers
who oversee the Funds.                        17  The Distributor

                                           SHAREHOLDER INFORMATION

Review this section and the                   18  Pricing of Fund Shares
accompanying Owner's Manual for               18  Purchasing, Selling and Exchanging Shares
details on how shares are                     19  Distribution Arrangements/Sales Charges
valued, how to purchase, sell                 23  Dividends, Distributions and Taxes
and exchange shares, related                  23  Other Shareholder Services
charges and payments of
dividends and distributions.

                                           FINANCIAL HIGHLIGHTS
                                              24

                                           BACK COVER
                                                  Where to learn more about this Fund

   RISK/RETURN SUMMARY AND FUND EXPENSES
-




    RISK/RETURN SUMMARY OF THE:       GLOBAL TELECOMMUNICATIONS FUND
                                      GLOBAL INTERACTIVE COUCH POTATO(R) FUND
                                      GLOBAL OPPORTUNITY FUND
      Investment Objectives           The Funds primarily seek to provide investors with
                                      appreciation of capital. Current income is a secondary
                                      objective of the Funds.


      Principal                       The Funds invest primarily in common stocks of foreign and
      Investment Strategy             domestic small cap, mid cap and large cap issuers. Each Fund may invest without limitations in securities of foreign
                                      issuers and each Fund will invest in securities of issuers located in at least three countries. Each of the Global
                                      Telecommunications Fund, the Global Interactive Couch
                                      Potato(R) Fund and the Global Opportunity Fund will focus
                                      its holdings on companies which the Adviser believes are
                                      likely to have rapid growth in revenues and earnings and
                                      potential for above-average capital appreciation or are
                                      undervalued. The Global Telecommunications Fund will
                                      concentrate on companies in the telecommunications industry and the Global Interactive Couch Potato(R) Fund will
                                      concentrate on companies in the communications,
                                      entertainment and media and publishing industries.



    RISK/RETURN SUMMARY OF THE:       GLOBAL CONVERTIBLE SECURITIES FUND
      Investment Objective            The Fund seeks to provide investors with a high level of
                                      total return through a combination of current income and
                                      appreciation of capital.
      Principal                       The Fund invests primarily in "convertible securities,"
      Investment Strategy             i.e., securities (bonds, debentures, corporate notes,
                                      preferred stocks and other similar securities) which are
                                      convertible or exchangeable for common stock within a
                                      particular time period at a specified price or formula, of foreign and domestic companies. The Adviser believes that
                                      certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include
                                      the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as
                                      compared to common stock dividends and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities.


    PRINCIPAL                         GLOBAL TELECOMMUNICATIONS FUND
    INVESTMENT RISKS                  GLOBAL INTERACTIVE COUCH POTATO(R) FUND
                                      GLOBAL OPPORTUNITY FUND
                                      GLOBAL CONVERTIBLE SECURITIES FUND
                                      Because the value of the Funds' investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the
                                      Funds, or the Funds could underperform other investments.
                                      Some of the Funds' holdings may underperform their other
                                      holdings. The investment policies of the Funds may lead to a higher portfolio turnover rate and correspondingly higher
                                      expenses which could negatively affect the Funds'
                                      performance. As the Funds are non-diversified, each Fund
                                      will have the ability to invest a larger portion of its
                                      assets in a single issuer than would be the case if it were diversified. As a result, each Fund may experience greater fluctuation in net asset value than funds which invest in a broad range of issuers. In addition, the Global
                                      Telecommunications Fund and the Global Interactive Couch
                                      Potato Fund concentrate their investments in specific
                                      industries which are subject to

   RISK/RETURN SUMMARY AND FUND EXPENSES
-


                                      governmental regulation and a greater price volatility than the overall market and sell products and services that may be subject to rapid obsolescence resulting from changing
                                      consumer tastes, intense competition and strong market
                                      reactions to technological development. The Global
                                      Convertible Securities Fund may invest in lower credit
                                      quality securities which may involve major risk exposures
                                      such as increased sensitivity to interest rate and economic changes and limited liquidity.
                                      Moreover, each Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the
                                      regulations to which U.S. and foreign issuers and markets
                                      are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S.
                                      Securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of a Fund's investments in securities denominated in that currency to decline.
                                      GLOBAL TELECOMMUNICATIONS FUND
                                      The telecommunications industry is subject to governmental regulation, a greater price volatility than the overall
                                      market and the products and services of telecommunications companies may be subject to rapid obsolescence.


                                      GLOBAL INTERACTIVE COUCH POTATO(R) FUND
                                      The communications, entertainment and media and publishing industries are subject to governmental regulation, a greater volatility than the overall market and their products and
                                      services may be subject to rapid obsolescence and change in taste.
                                      In addition, many countries impose various types of
                                      ownership restrictions on investments both in mass media
                                      companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of
                                      local telephone service and cellular radio.
                                      GLOBAL OPPORTUNITY FUND
                                      The Global Opportunity Fund invests generally in a portfolio of global equity securities. As such, there are no
                                      additional principal risks associated with an investment in the Fund other than those identified herein as applicable to all of the Funds.
                                      GLOBAL CONVERTIBLE SECURITIES FUND
                                      The Global Convertible Securities Fund may invest without
                                      limit in securities that are not considered investment
                                      grade. These securities carry a higher risk of failure to
                                      pay principal and interest when due and the market to sell such securities may be limited. As such, there is a greater risk of loss of investment.


    WHO MAY                           Consider investing in the Funds if you:
    WANT TO INVEST?                   [ ] ARE SEEKING A LONG-TERM GOAL SUCH AS RETIREMENT
                                      [ ] ARE LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO
                                      [ ] ARE WILLING TO ACCEPT HIGHER RISKS OF INVESTING IN THE
                                      STOCK MARKET IN EXCHANGE FOR LONG TERM RETURNS
                                      [ ] ARE LOOKING TO DIVERSIFY YOUR INVESTMENTS OUTSIDE THE
                                          UNITED STATES


                                      The Funds will not be appropriate for anyone:
                                      [ ] SEEKING MONTHLY INCOME
                                      [ ] PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY
                                      RESERVES
                                      [ ] SEEKING SAFETY OF PRINCIPAL

   RISK/RETURN SUMMARY AND FUND EXPENSES

-


   These charts show the Funds' annual returns and provides some indication of the risks of investing in the Funds by showing how their performance has varied from year to year. The Class A, B, and C shares are new classes of the Funds, for which performance is not yet available. The Class AAA shares for the Funds are offered in a separate prospectus. Although the shares are invested in the same portfolio of securities, the returns for Class A, B and C shares will differ from Class AAA returns shown in the bar charts because of differences in expenses and sales charges of each class. Sales charges are not reflected in the bar chart below. If reflected, the returns would be less than those shown. The tables that follow compare the Funds' performance over time to that of their relevant broad-based indices. The Morgan Stanley World Free Index, the Lipper Global Fund Average and the Lipper Convertible Securities Fund Average represent unmanaged indices composed of all developed markets in the world, global equity mutual funds, and convertible securities mutual funds, respectively, as tracked by Lipper Inc. The Salomon Smith Barney Global Telecommunications Index is a widely recognized, unmanaged index composed of global equity securities of companies in the telecommunications industry; and the Warburg Dillon Read Global Convertible Index is composed of global convertible securities. Of course, past performance does not indicate how the Funds will perform in the future. Both the charts below and the tables on the following page assume reinvestment of dividends and distributions.


   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
   GLOBAL TELECOMMUNICATIONS FUND
    Best
    quarter:  4(th) 1998   23.96 %
    Worst
    quarter: 3(rd) 1998  (10.73)%
Global Telecommunications GRAPH

'94'                                                                             -3.7
----                                                                             ----
'95'                                                                             16.20
'96'                                                                              9.00
'97'                                                                             31.90
'98'                                                                             34.80

   GLOBAL INTERACTIVE COUCH POTATO(R) FUND
    Best
    quarter:  4(th) 1998   21.36 %
    Worst
    quarter: 3(rd) 1998  (12.77)%
Global Interactive Couch Potato GRAPH

'95'                                                                             17.9
----                                                                             ----
'96'                                                                             12.50
'97'                                                                             41.70
'98'                                                                             28.80

   GLOBAL CONVERTIBLE SECURITIES FUND
    Best
    quarter:  4(th) 1998   12.23 %
    Worst
    quarter: 3(rd) 1998  (12.26)%
Global Convertible Securities GRAPH

'95'                                                                             12.6
----                                                                             ----
'96'                                                                             5.50
'97'                                                                             2.80
'98'                                                                             8.60

   THE GLOBAL OPPORTUNITY FUND
                                      The Global Opportunity Fund has less than one full calendar year of operations, therefore total return information is not meaningful.

   RISK/RETURN SUMMARY AND FUND EXPENSES

-

   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)


                                                                                                  SINCE INCEPTION
          GLOBAL TELECOMMUNICATIONS FUND         INCEPTION DATE     PAST YEAR     PAST 5 YEARS        OF FUND

     AAA Class                                       11/1/93           34.8%           16.7%            16.8%

     Salomon Smith Barney Global
     Telecommunications Index                                          43.8%           17.7%            16.6%

     Morgan Stanley World Free Index                                   22.0%           14.8%            14.3%



                                                                                       SINCE INCEPTION
     GLOBAL INTERACTIVE COUCH POTATO(R) FUND      INCEPTION DATE       PAST YEAR           OF FUND

     AAA Class                                         2/7/94             28.9%              20.4%

     Morgan Stanley World Free Index                                      22.0%              13.6%

     Lipper Global Fund Average                                           14.3%              11.2%



                                                                                       SINCE INCEPTION
        GLOBAL CONVERTIBLE SECURITIES FUND        INCEPTION DATE       PAST YEAR           OF FUND

     AAA Class                                         2/3/94              8.6%               6.1%

     Warburg Dillon Read Global Convertible
     Index                                                                20.6%               7.9%

     Lipper Convertible Securities Fund
     Average                                                               4.5%               9.9%



   Class A, B and C Shares have no operating history as of the date of this prospectus.

   RISK/RETURN SUMMARY AND FUND EXPENSES
-


   GLOBAL TELECOMMUNICATIONS FUND



                                                                               A SHARES   B SHARES   C SHARES

                                                 SHAREHOLDER FEES
                                                 (FEES PAID DIRECTLY FROM
                                                 YOUR INVESTMENT)

                                                 Maximum sales charge on
                                                 purchases (as a % of
                                                 offering price)               5.75%(1)     None       None
                                                 Maximum deferred sales
                                                 charge(2)                       None     5.00%(3)   1.00%(3)
                                                 Redemption fees                 None       None       None
                                                 Exchange fees(4)                None       None       None

                                                 ANNUAL FUND OPERATING
                                                 EXPENSES (EXPENSES THAT
                                                 ARE DEDUCTED FROM
                                                 FUND ASSETS)

                                                 Management fees                1.00%      1.00%      1.00%

                                                 Distribution (12b-1) fees       .25%      1.00%      1.00%

                                                 Other expenses                  .30%       .30%       .30%

                                                 Total annual Fund operating
                                                 expenses(5)                    1.55%      2.30%      2.30%



                                                                                       1 YEAR   3 YEARS
                                                 GABELLI GLOBAL TELECOMMUNICATIONS
                                                 FUND

                                                 CLASS A SHARES                         $724     $1,036

                                                 CLASS B SHARES
                                                   Assuming redemption                   733      1,018
                                                   Assuming no redemption                233        718

                                                 CLASS C SHARES
                                                   Assuming redemption                   333        718
                                                   Assuming no redemption                233        718



   FEES AND EXPENSES

   As an investor in the
   Funds, you will pay the
   following fees and
   expenses when you buy and
   hold shares. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.

   CONTINGENT DEFERRED SALES
   CHARGE
   Some Fund share classes
   impose a back end sales
   charge if you sell your
   shares before a certain
   period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge ("CDSC").

   EXPENSE EXAMPLE
   Use the example shown here to
   compare fees and expenses
   with those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:
   - $10,000 investment
   - 5% annual return
   - redemption at the end of
     each period (except as
     noted)
   - no changes in the Funds'
     operating expenses
   Because this example is
   hypothetical and for
   comparison only, your actual
   costs may be higher or lower.

   (1 )Lower sales charges are available depending upon the amount invested.


   (2) The CDSC will be based upon the lower of the value of your shares at time of purchase or time of redemption.



   (3) A CDSC on Class B shares declines over seven years starting with year one from: 5%, 4%, 3%, 3%, 2%, 1%, 0%. After seven years, Class B shares are converted to Class A shares, which have a lower 12b-1 fee. A CDSC of 1% applies to redemptions of Class C shares within the first twenty-four months.



   (4) Exchanges may be made only to the same class of other funds.



   (5) Total annual Fund operating expenses have been restated to reflect current fees, and may differ from information in the Fund's most recent Annual Report.

   RISK/RETURN SUMMARY AND FUND EXPENSES
-


   GLOBAL INTERACTIVE COUCH POTATO(R) FUND



                                                                               A SHARES   B SHARES   C SHARES

                                                 SHAREHOLDER FEES
                                                 (FEES PAID DIRECTLY FROM
                                                 YOUR INVESTMENT)

                                                 Maximum sales charge on
                                                 purchases (as a % of
                                                 offering price)               5.75%(1)     None       None
                                                 Maximum deferred sales
                                                 charge(2)                       None     5.00%(3)   1.00%(3)
                                                 Redemption fees                 None       None       None
                                                 Exchange fees(4)                None       None       None

                                                 ANNUAL FUND OPERATING
                                                 EXPENSES (EXPENSES THAT
                                                 ARE DEDUCTED FROM
                                                 FUND ASSETS)

                                                 Management fees                1.00%      1.00%      1.00%

                                                 Distribution (12b-1) fees       .25%      1.00%      1.00%

                                                 Other expenses                  .39%       .39%       .39%

                                                 Total annual Fund operating
                                                 expenses(5)                    1.64%      2.39%      2.39%



                                                                                       1 YEAR   3 YEARS


                                                 GABELLI GLOBAL INTERACTIVE COUCH(R)
                                                 POTATO FUND

                                                 CLASS A SHARES                         $732     $1,063

                                                 CLASS B SHARES
                                                   Assuming redemption                   742      1,045
                                                   Assuming no redemption                242        745

                                                 CLASS C SHARES
                                                   Assuming redemption                   342        745
                                                   Assuming no redemption                242        745



   FEES AND EXPENSES

   As an investor in the
   Funds, you will pay the
   following fees and
   expenses when you buy and
   hold shares. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.

   CONTINGENT DEFERRED SALES
   CHARGE
   Some Fund share classes
   impose a back end sales
   charge if you sell your
   shares before a certain
   period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge ("CDSC").

   EXPENSE EXAMPLE
   Use the example shown here to
   compare fees and expenses
   with those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:
   - $10,000 investment
   - 5% annual return
   - redemption at the end of
     each period (except as
     noted)
   - no changes in the Funds'
     operating expenses
   Because this example is
   hypothetical and for
   comparison only, your actual
   costs may be higher or lower.

   (1 )Lower sales charges are available depending upon the amount invested.


   (2) The CDSC will be based upon the lower of the value of your shares at time of purchase or time of redemption.



   (3 )A CDSC on Class B shares declines over seven years starting with year one from: 5%, 4%, 3%, 3%, 2%, 1%, 0%. After seven years, Class B shares are converted to Class A shares, which have a lower 12b-1 fee. A CDSC of 1% applies to redemptions of Class C shares within the first twenty-four months.



   (4) Exchanges may be made only to the same class of other funds.



   (5) Total annual Fund operating expenses have been restated to reflect current fees, and may differ from information in the Fund's most recent Annual Report.

   RISK/RETURN SUMMARY AND FUND EXPENSES
-


                                                                               A SHARES   B SHARES   C SHARES

                                                 SHAREHOLDER FEES
                                                 (FEES PAID DIRECTLY FROM
                                                 YOUR INVESTMENT)

                                                 Maximum sales charge on
                                                 purchases (as a % of
                                                 offering price)               5.75%(1)     None       None

                                                 Maximum deferred sales
                                                 charge(2)                       None     5.00%(3)   1.00%(3)

                                                 Redemption fees                 None       None       None

                                                 Exchange fees(4)                None       None       None

                                                 ANNUAL FUND OPERATING
                                                 EXPENSES (EXPENSES THAT
                                                 ARE DEDUCTED FROM
                                                 FUND ASSETS)

                                                 Management fees                1.00%      1.00%      1.00%

                                                 Distribution (12b-1) fees       .25%      1.00%      1.00%

                                                 Other expenses                 1.75%      1.75%      1.75%

                                                 Total annual Fund operating
                                                 expenses(5)                    3.00%      3.75%      3.75%

                                                 Fee waivers & expense
                                                 reimbursements(6)              2.00%      2.75%      2.75%

                                                 Net expenses                   1.00%      1.00%      1.00%



                                                                                       1 YEAR   3 YEARS
                                                 GABELLI GLOBAL OPPORTUNITY FUND(7)

                                                 CLASS A SHARES                         $671     $1,283

                                                 CLASS B SHARES
                                                   Assuming redemption                   602      1,214
                                                   Assuming no redemption                102        914

                                                 CLASS C SHARES
                                                   Assuming redemption                   202        914
                                                   Assuming no redemption                102        914



   GLOBAL OPPORTUNITY FUND



   FEES AND EXPENSES

   As an investor in the
   Funds, you will pay the
   following fees and
   expenses when you buy and
   hold shares. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.

   CONTINGENT DEFERRED SALES
   CHARGE
   Some Fund share classes
   impose a back end sales
   charge if you sell your
   shares before a certain
   period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge ("CDSC").

   EXPENSE EXAMPLE
   Use the example shown here to
   compare fees and expenses
   with those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:
   - $10,000 investment
   - 5% annual return
   - redemption at the end of
     each period (except as
     noted)
   - no changes in the Funds'
     operating expenses
   Because this example is
   hypothetical and for
   comparison only, your actual
   costs may be higher or lower.

   (1) Lower sales charges are available depending upon the amount invested.

   (2) The CDSC will be based upon the lower of the value of your shares at time of purchase or time of redemption.


   (3) A CDSC on Class B shares declines over seven years starting with year one from: 5%, 4%, 3%, 3%, 2%, 1%, 0%. After seven years, Class B shares are converted to Class A shares, which have a lower 12b-1 fee. A CDSC of 1% applies to redemptions of Class C shares within the first twenty-four months.


   (4) Exchanges may be made only to the same class of other funds.


   (5) Total annual Fund operating expenses have been restated to reflect current fees, and may differ from information in the Fund's most recent Annual Report.


   (6) The Adviser is contractually obligated, for the duration of the Fund's fiscal year, to waive its investment advisory fees and reimburse expenses to the extent necessary to maintain total annual Fund operating expenses at 1.00% for the Global Opportunity Fund.


   (7) This example assumes that total Annual Fund Operating Expenses will equal 1.00% until January 1, 2000, and will equal 3.00%, 3.75% and 3.75% for Class A shares, Class B shares and Class C shares, respectively, thereafter.

   RISK/RETURN SUMMARY AND FUND EXPENSES
-


   GLOBAL CONVERTIBLE SECURITIES FUND



                                                                               A SHARES   B SHARES   C SHARES

                                                 SHAREHOLDER FEES
                                                 (FEES PAID DIRECTLY FROM
                                                 YOUR INVESTMENT)

                                                 Maximum sales charge on
                                                 purchases (as a % of
                                                 offering price)               5.75%(1)     None       None
                                                 Maximum deferred sales
                                                 charge(2)                       None     5.00%(3)   1.00%(3)
                                                 Redemption fees                 None       None       None
                                                 Exchange fees(4)                None       None       None

                                                 ANNUAL FUND OPERATING
                                                 EXPENSES (EXPENSES THAT
                                                 ARE DEDUCTED FROM
                                                 FUND ASSETS)

                                                 Management fees                1.00%      1.00%      1.00%

                                                 Distribution (12b-1) fees       .25%      1.00%      1.00%

                                                 Other expenses                 1.55%      1.55%      1.55%

                                                 Total annual Fund operating
                                                 expenses(5)                    2.80%      3.55%      3.55%



                                                                                       1 YEAR   3 YEARS
                                                 GABELLI GLOBAL CONVERTIBLE
                                                 SECURITIES FUND

                                                 CLASS A SHARES                         $842     $1,393

                                                 CLASS B SHARES
                                                   Assuming redemption                   858      1,388
                                                   Assuming no redemption                358      1,088

                                                 CLASS C SHARES
                                                   Assuming redemption                   458      1,088
                                                   Assuming no redemption                358      1,088



   FEES AND EXPENSES

   As an investor in the
   Funds, you will pay the
   following fees and
   expenses when you buy and
   hold shares. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.

   CONTINGENT DEFERRED SALES
   CHARGE
   Some Fund share classes
   impose a back end sales
   charge if you sell your
   shares before a certain
   period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge ("CDSC").

   EXPENSE EXAMPLE
   Use the example shown here to
   compare fees and expenses
   with those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:
   - $10,000 investment
   - 5% annual return
   - redemption at the end of
     each period (except as
     noted)
   - no changes in the Funds'
     operating expenses
   Because this example is
   hypothetical and for
   comparison only, your actual
   costs may be higher or lower.

   (1) Lower sales charges are available depending upon the amount invested.


   (2) The CDSC will be based upon the lower of the value of your shares at time of purchase or time of redemption.



   (3) A CDSC on Class B shares declines over seven years starting with year one from: 5%, 4%, 3%, 3%, 2%, 1%, 0%. After seven years, Class B shares are converted to Class A shares, which have a lower 12b-1 fee. A CDSC of 1% applies to redemptions of Class C shares within the first twenty-four months.



   (4) Exchanges may be made only to the same class of other funds.



   (5) Total annual Fund operating expenses have been restated to reflect current fees, and may differ from information in the Fund's most recent Annual Report.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS



   GENERAL



   Each Fund invests primarily in common stocks (or, in the case of the Global Convertible Securities Fund, in securities convertible into common stock) of companies which the Funds' adviser, Gabelli Funds, LLC (the "Adviser") believes are likely to have rapid growth in revenues and earnings and the potential for above average capital appreciation. The Adviser invests in companies whose stocks are selling at a significant discount to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this private market value may exist.



   Undervaluation of a company's stock can result from a variety of factors, such as a lack of investor recognition of



       - the underlying value of a company's fixed assets,


       - the value of a consumer or commercial franchise,


       - changes in the economic or financial environment affecting the company,


       - new, improved or unique products or services,


       - new or rapidly expanding markets,


       - technological developments or advancements affecting the company or its products, or


       - changes in governmental regulations, political climate or competitive conditions.



   The actual events that may lead to a significant increase in the value of a company's securities include:



       - a change in the company's management policies,


       - an investor's purchase of a large portion of the company's stock,


       - a merger or reorganization or recapitalization of the company,


       - a sale of a division of the company,


       - a tender offer (an offer to purchase investors' shares),


       - the spin-off to shareholders of a subsidiary, division or other substantial assets, or


       - the retirement or death of a senior officer or substantial shareholder of the company.



   In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.



   GLOBAL TELECOMMUNICATIONS FUND



   INVESTMENT OBJECTIVES AND POLICIES



   The Global Telecommunications Fund's primary investment objective is long-term capital appreciation. Current income is a secondary objective of the Fund. The Fund's investment objectives may not be changed without shareholder approval.


  PRINCIPAL INVESTMENT STRATEGIES


   Under normal market conditions, the Global Telecommunications Fund will invest at least 65% of its total assets in common stocks of companies in the telecommunications industry which the Adviser believes are likely to have rapid growth in revenues and earnings and potential for above average capital

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

   appreciation or are undervalued. In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.



   The telecommunications companies in which the Global Telecommunications Fund may invest are engaged in the following products or services: regular telephone service throughout the world, wireless communications services and equipment, including cellular telephone, microwave and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone and computer systems; broadcasting, including television and radio via VHF, UHF, satellite and microwave transmission and cable television.



   SPECIFIC RISK FACTORS



   The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry. Certain companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result stocks of these companies may be subject to greater price volatility.



   GLOBAL INTERACTIVE COUCH POTATO(R) FUND



   INVESTMENT OBJECTIVES AND POLICIES



   The Global Interactive Couch Potato(R) Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective.



   PRINCIPAL INVESTMENT STRATEGIES



   Under normal market conditions, the Global Interactive Couch Potato(R) Fund will invest at least 65% of its total assets in common stocks of companies involved with entertainment and media, publishing and communications. Such companies participate in emerging technological advances in interactive services and products (i.e., computer software) that are accessible to individuals in their homes or offices through consumer electronics content based devices such as telephones, televisions, radios and personal computers. The Fund will invest in companies which the Adviser believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.



   The entertainment, media and publishing companies in which the Global Interactive Couch Potato(R) Fund may invest are engaged in providing the following products or services: the creation, packaging, distribution, and ownership of entertainment programming throughout the world including pre-recorded

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


   music, feature length motion pictures, made for T.V. movies, television series, documentaries, animation, game shows, sports programming and news programs; live events such as professional sporting events or concerts, theatrical exhibitions, television and radio broadcasting via VHF, UHF, satellite and microwave transmission, cable television systems and programming, broadcast and cable networks, wireless cable television and other emerging distribution technologies, home video, interactive and multimedia programming including home shopping and multiplayer games; electronic commerce and internet services; publishing, including newspapers, magazines and books, advertising agencies and niche advertising mediums such as in-store or direct mail, emerging technologies combining television, telephone and computer systems, computer hardware and software, and equipment used in the creation and distribution of entertainment programming such as that required in the provision of broadcast, cable or telecommunications services.



   The communications companies in which the Global Interactive Couch Potato(R) Fund may invest are engaged in the development, manufacture or sale of communications services or equipment throughout the world including the following products or services: regular telephone service; wireless communications services and equipment, including cellular telephone, microwave and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone and computer systems; broadcasting, including television and radio via VHF, UHF, satellite and microwave transmission and cable television.



   SPECIFIC RISK FACTORS



   The communications, entertainment and media and publishing industries are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.



   Many countries impose various types of ownership restrictions on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio.



   For example, in the United States, the broadcast multiple ownership rules, which apply to the radio and television industries, provide that investment advisers are deemed to have an "attributable" interest whenever the adviser has the right to determine how more than five percent of the issued and outstanding voting stock of a broadcast company may be voted and limit the number of such companies in which the Adviser, on behalf of itself and its clients, may have an "attributable interest." These same broadcast rules limit the holding of attributable interests in AM and FM radio broadcast stations and television stations nationally. Similar types of restrictions apply in other mass media and common carrier industries.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


   Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits and share valuations.



   Certain of the companies in which the Global Interactive Couch Potato(R) Fund invests may allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.



   GLOBAL OPPORTUNITY FUND



   INVESTMENT OBJECTIVES AND POLICIES



   The Global Opportunity Fund primarily seeks to provide investors with capital appreciation. Current income is a secondary objective.



   PRINCIPAL INVESTMENT STRATEGIES



   Under normal market conditions, the Global Opportunity Fund will invest at least 65% of its total assets in common stock of companies which the Adviser believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.







   GLOBAL CONVERTIBLE SECURITIES FUND



   INVESTMENT OBJECTIVES AND POLICIES



   The Global Convertible Securities Fund primarily seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.



   PRINCIPAL INVESTMENT STRATEGIES



   Under normal market conditions, the Global Convertible Securities Fund will invest at least 65% of its total assets in convertible securities. A convertible security is a bond, debenture, corporate note, preferred stock or other similar security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within or at a particular period of time at a specified price or formula. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities are senior in rank to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the credit quality of the issuer. The Fund may invest without limit in securities that are not considered investment grade and that accordingly have greater risk of loss of principal and interest.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


   SPECIFIC RISK FACTORS



   Because many convertible securities are rated below investment grade, the Global Convertible Securities Fund may invest without limit in securities rated lower than BBB by S&P or Caa or lower by Moody's or, if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated BB or lower by S&P or Ba or lower by Moody's may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative and may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Fund's net asset value.



   The characteristics of convertible securities make them appropriate investments for investors who seek a high level of total return with the addition of credit risk. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level which causes it to sell at a discount. Any common stock or other equity security received by conversion will not be included in the calculation of the percentage of total assets invested in convertible securities.







   GENERAL RISK FACTORS



   PORTFOLIO TURNOVER. The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Funds' expenses which could negatively affect the Funds' performance.



   COMMON STOCKS. Common stocks represent the residual ownership interest in an issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investors perceptions of the issuer and market liquidity. Preferred stock has preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issue in all other respects.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-


   NON-DIVERSIFICATION RISK. Each Fund is a "non-diversified investment company" which means that it can concentrate its investments in the securities of a single company to a greater extent than a diversified investment company. Because each Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund's share price. In addition, many companies in the past several years have adopted so-called "poison pill" and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Funds may buy.



   FOREIGN RISK. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:



   - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability.


   - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.


   - Foreign companies may be not subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.


   - Foreign markets may be less liquid and more volatile than U.S. markets.


   - Foreign securities often trade in currencies other than the U.S. dollar, and the Funds may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Funds to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Funds' foreign currency holdings.


   - Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.



   The Funds' investments in the securities of developing countries involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of developing countries historically have been more volatile than the markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

   FUND MANAGEMENT
-

   THE INVESTMENT ADVISER


   Gabelli Funds, LLC (the "Adviser"), One Corporate Center, Rye, NY 10580 is a limited liability company organized in 1999 after a reorganization of the predecessor, Gabelli Funds, Inc., which was formed in 1980. As of December 31, 1998, Gabelli Funds, LLC and its affiliates manage more than $16.3 billion in assets. Through its portfolio management team, Gabelli Funds, LLC makes the day-to-day investment decisions and continuously reviews, supervises and administers each Fund's investment programs.


   For these advisory services, the Adviser earns a fee of 1.00% of average net assets. Any portion of the total fees received by the Adviser may be used by the Adviser to provide shareholder and administrative services.

A

   THE PORTFOLIO MANAGERS

   Mr. Mario J. Gabelli, President, is the team manager responsible for the day-to-day management of the Global Telecommunications Fund. Mr. Gabelli has been Chairman, President and Chief Executive Officer of the Adviser since its organization in 1980. He is assisted by Associate Portfolio Manager, Marc J. Gabelli.


   Mr. Marc Gabelli is also primarily responsible for the day-to-day management of the Global Interactive Couch Potato(R) Fund. Mr. Gabelli is a Portfolio Manager of the Adviser, and has been an analyst with the Adviser since 1993.



   Messrs. Marc Gabelli and Caesar Bryan are primarily responsible for the day-to-day management of the Global Opportunity Fund. Mr. Bryan is President and Portfolio Manager of the Gabelli Gold Fund and the Gabelli International Growth Fund and has been a Senior Vice President of GAMCO Investors, Inc., a wholly owned subsidiary of Gabelli Asset Management Inc., since May 1994. Mr. Bryan served as Senior Vice President and Portfolio Manager of Lexington Management Corporation from 1986 until May 1994.



   Mr. A. Hartswell Woodson III, Vice President -- Portfolio Manager, is primarily responsible for the day-to-day management of the Global Convertible Securities Fund. Mr. Woodson joined the Adviser as a portfolio manager in 1993.


A

   THE DISTRIBUTOR

   Gabelli & Company, Inc. is the Funds' distributor. Its address is One Corporate Center, Rye, NY 10580.

   The Statement of Additional Information has more detailed information about the Adviser and other service providers.


   YEAR 2000. As the year 2000 approaches, an issue has emerged regarding how the software used by the Fund's service providers can accommodate the date "2000." Failure to adequately address this issue could result in major systems or process failures which could disrupt the Fund's operations. The Adviser is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. The Fund cannot guarantee, however, that all year 2000 issues will be identified and corrected by January 1, 2000, and any noncompliant computer system could hurt key Fund operations, such as shareholder servicing, pricing and trading. In addition, the Year 2000 problem may adversely affect the companies in which the Fund invests, particularly companies in foreign countries. For example, these companies may incur substantial costs to correct the problem. To the extent that the impact on a Fund holding is negative, it could seriously affect the Fund's performance.

A

   SHAREHOLDER INFORMATION


   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities

  ------------------------------------------------------------------------------
        Number of Shares
           Outstanding
   ---------------------------

   You can find the Fund's NAV
   daily in the Wall Street
   Journal and other
   newspapers or by calling
   1-800-GABELLI
   (800-422-3554).

                                          The Funds' net asset value, or NAV, is
                                          determined and its shares are priced
                                          at the close of regular trading on the
                                          New York Stock Exchange, normally at
                                          4:00 p.m., eastern time, on days the
                                          New York Stock Exchange is open. Your
                                          order for purchase, sale or exchange
                                          of shares is priced at the next NAV
                                          calculated after your order is
                                          received by the Fund less any
                                          applicable sales charges as noted in
                                          the section on "Distribution
                                          Arrangements/Sales Charges." This is
                                          what is known as the offering price.


                                          Fund securities are valued as of the
                                          close of trading on the primary
                                          exchange on which they trade. Fund
                                          securities are generally valued at
                                          current market prices. If market
                                          quotations are not available, prices
                                          will be based on the average of the
                                          latest bid and asked quotations for
                                          such securities prior to the valuation
                                          time, or the latest bid prices if
                                          asked prices are not available. Debt
                                          securities with remaining maturities
                                          of 60 days or less will be valued at
                                          amortized cost, which the Board of
                                          Directors believes represents fair
                                          value.

                                          Some Fund securities may be listed on
                                          foreign exchanges that are open on
                                          days (such as U.S. holidays) when the
                                          Funds do not compute their NAV. This
                                          could cause the value of the Funds'
                                          portfolio investments to be affected
                                          on days when you cannot buy or sell
                                          shares.


   PURCHASING, SELLING AND EXCHANGING SHARES


   Information about purchasing, selling and exchanging your shares is contained in a separate document called the Owner's Manual. If you have not received it, please contact your broker or financial consultant or the Fund at the number listed on the back page of this Prospectus. The Owner's Manual is considered an integral part of this Prospectus.

   SHAREHOLDER INFORMATION




   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   TYPES OF CHARGES

   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.


       TYPES OF CHARGES               CLASS A                    CLASS B                    CLASS C

     Sales Charge (Load)      Front-end sales charge;    No front-end sales         No front-end sales
                              reduced sales charges      charge. A contingent       charge, but 1% CDSC may
                              available.                 deferred sales charge      be imposed on shares
                                                         (CDSC) may be imposed      redeemed within twenty-
                                                         on shares redeemed         four months of
                                                         within seventy-two         purchase; unlike Class
                                                         months after purchase;     B shares, Class C
                                                         shares automatically       shares do not convert
                                                         convert to Class A         to Class A shares.
                                                         Shares after
                                                         eighty-four months.

     Distribution and         Subject to annual          Subject to annual          Subject to annual
     Service (12b-1) Fee      distribution and           distribution and           distribution and
                              shareholder servicing      shareholder servicing      shareholder servicing
                              fees of up to .25% of      fees of up to 1.00% of     fees of up to 1.00% of
                              the Fund's total           the Fund's assets.         the Fund's assets.
                              assets.

     Fund Expenses            Lower annual expenses      Higher annual expenses     Higher annual expenses
                              then Class B or C          than Class A shares.       than Class A or B
                              shares.                                               Shares. Class C shares
                                                                                    are similar to Class B
                                                                                    shares, except that the
                                                                                    contingent deferred
                                                                                    sales charge is imposed
                                                                                    only on shares redeemed
                                                                                    within twenty-four
                                                                                    months of purchase,
                                                                                    there is no maximum
                                                                                    investment and Class C
                                                                                    shares do not convert
                                                                                    to Class A shares.




    CALCULATION OF SALES CHARGES
    CLASS A SHARES

   Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions and on purchases greater than $1 million.

   SHAREHOLDER INFORMATION

-

   The current sales charge rates are as follows:


                                            SALES CHARGE AS A %    SALES CHARGE AS A %   DEALER CONCESSION AS
               YOUR INVESTMENT              OF OFFERING PRICE(1)   OF YOUR INVESTMENT    A % OF OFFERING PRICE

     Up to $49,999                                   5.75%                 6.10%                  5.00%
     $50,000 up to $99,999                           4.50%                 4.71%                  4.00%
     $100,000 up to $249,999                         3.00%                 3.63%                  2.50%
     $250,000 up to $499,999                         2.50%                 2.56%                  2.00%
     $500,000 up to $999,999                         2.00%                 2.04%                  1.50%
     $1,000,000 up to $1,999,999                     1.00%                 1.01%                  1.00%
     $2,000,000 and above(2)                          None                  None                  1.00%


    CLASS B AND CLASS C SHARES

   Class B and Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the seventh anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. If you sell your Class C shares before the second anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.


   CLASS B SHARES                                          CLASS C SHARES


                               CDSC AS A % OF DOLLAR
     YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE

     First                             5.00%
     Second                            4.00%
     Third                             3.00%
     Fourth                            3.00%
     Fifth                             2.00%
     Sixth                             1.00%
     Seventh and thereafter             None

                           CDSC AS A % OF DOLLAR
 MONTHS SINCE PURCHASE    AMOUNT SUBJECT TO CHARGE

 Less than 24 months               1.00%
 More than 24 months                None


   If you sell some but not all of your Class B or Class C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


   (1) The Distributor reserves the right to pay the entire sales charge to dealers. If that occurs the dealer may be considered an "underwriter" under federal securities laws.

   (2) There is no initial sales charge on purchases of $2 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested dividends and distributions.

   SHAREHOLDER INFORMATION





   CONVERSION FEATURE -- CLASS B SHARES



   - Class B shares automatically convert to Class A shares of the Fund on the first business day of the eighty-fifth calendar month following the calendar month in which such shares were issued.


   - After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return compared to the Class B shares.


   - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.


   - If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.


   - If you exchange shares into a Gabelli money market fund, your holding period is suspended.


   - The automatic conversion of Class B shares to Class A shares may be suspended by the Board of Directors at any time it determines such suspension to be required under applicable law or in the exercise of their fiduciary duties; provided, however, that if the Board determines that the suspension is likely to continue for a substantial period of time, the Board of Directors will seek to create an additional class or additional classes of shares into which Class B shares are eligible for conversion under the rules of the Securities and Exchange Commission and other applicable law.





   SALES CHARGE REDUCTIONS



   Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances:



   - Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.



   - Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.



   - Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.





   SALES CHARGE WAIVERS



   CLASS A SHARES



   The following qualify for waivers of sales charges:



   - Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser, its affiliates or any NASD member.



   - Shares purchased by directors, officers, employees of the Fund, the Adviser or the Distributor and their affiliates, and members of the immediate family. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.

   SHAREHOLDER INFORMATION

-


              REINSTATEMENT PRIVILEGE



              If you have sold Class A shares and decide to reinvest in the Fund within a 30 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 30 days of the date your instructions to sell were processed.



   CLASS B SHARES



   The CDSC will be waived under certain circumstances, including the following:


   - Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.


   - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.


   - Minimum required distributions made from an IRA or other retirement plan account after the shareholder reaches age 59 1/2.


   - Distributions from tax-deferred retirement plans after the shareholder's retirement.


   - Returns of excess contributions to retirement plans following the death or disability of the shareholder.


   - Distributions of less than 5% of the annual account value under a Systematic Withdrawal Plan.


   - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.




   DISTRIBUTION (12b-1) FEES


   The Funds have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act which authorize payments by the Funds to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares. Rule 12b-1 fees are paid from the Funds' assets on an ongoing basis, and increase the cost of your investment and may cost you more than paying other types of sales charges.



   - The 12b-1 fees vary by share class as follows:

     - Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.
     - Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

   - The higher 12b-1 fee on Class B and Class C shares, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.


   - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.


   Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fees.

   SHAREHOLDER INFORMATION





   DIVIDENDS, DISTRIBUTIONS AND TAXES


   Any income a Fund receives in the form of interest or dividends is paid out, less expenses, to its shareholders. The Funds declare and pay dividends from net investment income and capital gains, if any, on an annual basis.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.


   The Funds expect that their dividends will primarily consist of net investment income and, if any, short-term and long-term capital gains. The determination as to whether a gain to be distributed is short-term or long-term depends on the amount of time the security is held by a Fund prior to disposition and not on the amount of time a shareholder has been invested in such Fund. Distributions from net investment income and short-term capital gains are taxable as ordinary income. Such distributions are taken into account for tax purposes in the year in which they are declared, even if they appear on your account statement the following year. Long-term capital gain distributions are taxable at long-term capital gain tax rates. The exchange of the Funds' shares for share of another fund will be treated as a sale of shares, and any gain on the transaction may be subject to federal income tax.


   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

              TAX IDENTIFICATION NUMBER

              The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions proceeds paid to shareholders who have not provided the Funds with their Taxpayer Identification Number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   Foreign shareholders may be subject to special withholding requirements. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.



   OTHER SHAREHOLDER SERVICES

   As a shareholder of the Funds, you can take advantage of other service privileges which are described in the Owner's Manual:


   - Telephone Investment and Redemption Plan


   - Automatic Investment Plan


   - Systematic Withdrawal Plan


   - Retirement Plans

   FINANCIAL HIGHLIGHTS
-

   At this time, the Class A Shares, Class B Shares and Class C Shares have not previously been offered.


                                                         QUESTIONS?


                                                     Call 1-800-GABELLI


                                             or your investment representative.

                       GABELLI GLOBAL SERIES FUNDS, INC.


FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

OWNER'S MANUAL:


Information about purchasing, selling and exchanging shares of the Funds is included in a separate document entitled "Owner's Manual." The Owner's Manual is incorporated by reference into the Prospectus. If you have not received it, please contact the Funds at the number listed below.


ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' semi-annual and audited annual reports to shareholders contain detailed information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.


   You can get free copies of these documents and prospectuses of other Funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:


                       Gabelli Global Series Funds, Inc.
                              One Corporate Center
                                 Rye, NY 10580
                   Telephone: 1-800-GABELLI (1-800-422-3554)
                                www.gabelli.com

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

X For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

X Free from the Commission's Website at http://www.sec.gov.

(Investment Company Act file no. 811-07896)

                                 GABELLI FUNDS
                              One Corporate Center
                            Rye, New York 10580-1434
                                 1-800-GABELLI
                                 1-800-422-3554
                              FAX: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com


                                QUESTIONS?
                            Call 1-800-GABELLI
                    or your investment representative.


                                      THE
                                    GABELLI
                                   FAMILY OF
                                     FUNDS



                                 OWNER'S MANUAL
                                    A CLASS
                                    B CLASS
                                    C CLASS


                                  MAY 1, 1999


   - GABELLI GLOBAL SERIES FUNDS, INC.

   - GABELLI INTERNATIONAL GROWTH FUND, INC.

   - GABELLI ASSET FUND

   - GABELLI GROWTH FUND


   THE INFORMATION CONTAINED IN THE OWNER'S MANUAL IS INCORPORATED BY REFERENCE INTO, AND IS LEGALLY CONSIDERED PART OF, THE PROSPECTUSES FOR THE GABELLI FAMILY OF FUNDS. THE OWNER'S MANUAL MUST BE PRECEDED OR ACCOMPANIED BY A GABELLI FUNDS PROSPECTUS.

         OWNER'S MANUAL                        TABLE OF CONTENTS




                                           PURCHASING SHARES

                                             3  Instructions for Opening or Adding to an Account
                                             4  Telephone Investment Plan
                                             4  Automatic Investment Plan
                                             4  Retirement Plans
                                             4  Minimum Investments
                                             4  Dividends and Distributions



                                           SELLING SHARES

                                             5  Instructions for Selling Shares
                                             5  By Bank Wire or Check via Telephone
                                             5  By Bank Wire or Check via Mail
                                             6  General Policies on Selling Shares
                                             6  Signature Guarantees
                                             6  Verifying Telephone Redemptions
                                             6  Redemptions Within 15 Days of Investment
                                             6  Refusal of Redemption Request
                                             6  Closing of Small Accounts
                                             6  Undeliverable Distribution Checks



                                           EXCHANGING SHARES

                                             7  Instructions for Exchanging Shares



                                           PRICING OF FUND SHARES

                                             8  How NAV is Calculated



                                           DISTRIBUTION ARRANGEMENTS/SALES CHARGES

                                             9  Types of Charges
                                             9  Calculation of Sales Charge
                                            11  Conversion Feature
                                            11  Sales Charge Reductions
                                            12  Sales Charge Waivers

   PURCHASING SHARES


   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   PURCHASES THROUGH BROKERS/DEALERS:


   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases directly with the Fund, follow the instructions below.

   PURCHASES DIRECTLY FROM THE FUND:

   All investments made by regular mail or personal delivery, whether initial or subsequent, should be sent to:


BY REGULAR MAIL               BY OVERNIGHT DELIVERY
The Gabelli Funds             The Gabelli Funds
PO Box 8308                   c/o BFDS
Boston, MA 02266-8308         66 Brooks Drive
                              Braintree, MA 02184


   For Initial Investment:

   1. Carefully read and complete the application.
   2. Make check, bank draft or money order payable to "[name of Fund]."
   3. Mail or deliver application and payment to the address above.

   For Subsequent Investments:


   1. Make check, bank draft or money order payable to "[name of Fund]" or "Gabelli Funds."

   2. Provide the exact name and number of your account.
   3. Mail or deliver payment to the address above.

   BY WIRE TRANSFER

   For Initial Investment:

   Call 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Promptly mail the completed application to the address shown above for regular mail, and

   For Initial and Subsequent Investments:

   Instruct your bank to wire transfer your investment to:

   STATE STREET BANK AND TRUST COMPANY
   ABA #011-0000-28 REF DDA# 9904-6187
   ATTN: SHAREHOLDER SERVICES
   RE: [FUND NAME]
   A/C#
       -------------------------------
   YOUR NAME
            --------------------------
   225 FRANKLIN STREET, BOSTON, MA 02110


   NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

   PURCHASING SHARES
-


    You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time upon 60 days notice to shareholders.



   TELEPHONE INVESTMENT PLAN



   You may purchase additional shares of the Funds by telephone as long as your bank is a member of the Automated Clearing House (ACH) system. You must also have a completed, approved Investment Plan application on file with the Fund's Transfer Agent. There is a minimum of $100 for each telephone investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365.


   AUTOMATIC INVESTMENT PLAN

   You can make automatic monthly investments in the Funds. Details about this plan can be obtained from the Distributor on a separate application by calling 1-800-GABELLI (800-422-3554).

   RETIREMENT PLANS

   You can invest in various types of retirement plans through the Fund. Details about these plans can be obtained from the Distributor.


                                                                                              MINIMUM
                                                                           MINIMUM INITIAL   SUBSEQUENT
                                                  ACCOUNT TYPE               INVESTMENT      INVESTMENT
                                       Regular (non-retirement)                $1,000           $  0
                                       Retirement (IRA)
                                         Traditional IRA                       $1,000           $  0
                                         Roth IRA                              $1,000           $  0
                                         Spousal IRA                           $  250           $  0
                                         Education IRA                         $  250           $  0
                                       Automatic Investment Plan               $    0           $100
                                       Telephone Investment Plan               $  100           $100


   MINIMUM INVESTMENTS

   You may purchase Funds
   through the Distributor
   or participating
   organizations, which
   may charge additional
   fees and may require
   higher or lower minimum
   investments or impose
   other limitations on
   buying and selling
   shares.


                            All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted. Your purchase of shares will be effective on the same business day if the Fund's Transfer Agent receives your order by 4:00 p.m. (12 noon for a money market fund), and receives your form of payment by 4:00 p.m., eastern time. Otherwise, your purchase will be effective on the next business day. (See "Pricing of Fund Shares.") Shares are held on account for you unless you specify in writing that you would like to receive a stock certificate (certificates are not available for money market funds). We can only issue a certificate for whole shares.



                            The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. A Fund may waive its minimum purchase requirement.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise.

   SELLING SHARES


   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   As a mutual fund
   shareholder, you are
   technically selling shares
   when you request a
   withdrawal in cash. This
   is also known as redeeming
   shares.

                                   WITHDRAWING MONEY FROM YOUR INVESTMENT


                                   You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. See section on "General Policies on Selling Shares" below.

                                   CONTINGENT DEFERRED SALES CHARGE

                                   When you sell Class B or C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

                                   SYSTEMATIC WITHDRAWAL PLAN

                                   You can receive automatic payments from your account on a monthly, quarterly or annual basis. You can obtain details from the Distributor.

   INSTRUCTIONS FOR SELLING SHARES

   The Fund accepts requests for redemptions of unissued shares.

   BY BANK WIRE OR CHECK VIA TELEPHONE


   1. Call 1-800-GABELLI (1-800-422-3554) with your account number, the amount of the redemption and instructions as to how you wish to receive your funds.

   2. If you are unable to reach the Fund by telephone, you may telecopy your redemption request to the Fund at 914-921-5118.


   NOTE: If you call by 4:00 p.m., eastern time, your payment will normally be wired to your bank on the following business day. (For Money Market Funds: If you call before 12:00 noon, eastern time, your payment will be wired to your bank on that day). If you call after that time, your payment will be wired to your bank on the next business day. If you request your wire redemption by telephone, it must be at least $1,000. Your bank may charge a fee for incoming wires.

   BY BANK WIRE OR CHECK VIA MAIL

   Submit a redemption request to the Fund. Redemption requests may be made by letter to the Transfer Agent. You must specify the name of the Fund, the dollar amount or number of shares you wish to redeem and the account number. You must sign the letter in exactly the same way the account is registered, and if there is more than one owner of shares, all must sign. A signature guarantee is required for most requests.

   SELLING SHARES

   GENERAL POLICIES ON SELLING SHARES

   SIGNATURE GUARANTEES

   Signature guarantees are required on redemption requests for the following:

   - The check is not being mailed to the address on your account

   - The check is not being made payable to the owner of the account

   - The redemption proceeds are being transferred to another person's Fund account.


   A signature guarantee can be obtained from most banks and securities dealers. Notarized signatures are not considered a signature guarantee.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. If appropriate precautions have not been taken, the Fund may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT

   When you have made an investment by check or through the automatic investment plan, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

   REDEMPTION IN KIND

   The Fund reserves the right to make a redemption in kind - payment in portfolio securities rather than cash - for certain large redemption amounts that could hurt fund operations.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   CLOSING OF SMALL ACCOUNTS

   If your account (other than IRA) falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE DISTRIBUTION CHECKS

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund at the then current net asset value.
                                                       QUESTIONS?
                                                   Call 1-800-GABELLI
                                                   or your investment
                                                    representative.

   EXCHANGING SHARES


   You can exchange your
   shares in one Fund for
   shares of the same class of
   another Fund managed by
   Gabelli Funds, LLC or its
   affiliates, usually without
   paying additional sales
   charges (see "Notes on
   Exchanges" below).

   You must meet the minimum
   investment requirements for
   the Fund into which you are
   exchanging. Exchanges from
   one Fund to another are
   taxable transactions.

                                            INSTRUCTIONS FOR EXCHANGING SHARES


                                            Exchanges may be made by sending a
                                            written request to The Gabelli
                                            Funds, PO Box 8308, Boston, MA
                                            02266-8308 or by calling
                                            1-800-GABELLI (1-800-422-3554).

                                            Please provide the following
                                            information:

                                            - Your name and telephone number

                                            - The exact name on your account and
                                              account number

                                            - Taxpayer identification number
                                              (usually your Social Security
                                              number)

                                            - Dollar value or number of shares
                                              to be exchanged

                                            - The names of the Funds from/into
                                              which the exchange is to be made


                                            See "Selling Shares" for important
                                            information about telephone
                                            transactions.


                                            NOTES ON EXCHANGES

                                            - There will be no sales charge upon
                                              an exchange when exchanging Class
                                              B and Class C shares for Class B
                                              and Class C shares, respectively,
                                              of any other fund managed by the
                                              Adviser or an affiliate, but a
                                              CDSC may be payable upon redeeming
                                              those shares.

                                            - The registration and tax
                                              identification numbers of the two
                                              accounts must be identical.

                                            - This Exchange Privilege may be
                                              changed or eliminated at any time
                                              upon a 60-day notice to
                                              shareholders.

                                            - Be sure to read the Prospectus
                                              carefully of any Fund into which
                                              you wish to exchange shares.

   PRICING OF FUND SHARES


   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:


              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding


   ---------------------------

   You can find the Fund's NAV
   daily in the Wall Street
   Journal and other
   newspapers, or by calling
   1-800-GABELLI
   (800-422-3554).
                                          The Fund's net asset value, or NAV, is
                                          determined and its shares are priced
                                          at the close of regular trading on the
                                          New York Stock Exchange, normally at
                                          4:00 p.m., eastern time, on days the
                                          New York Stock Exchange is open. Your
                                          order for purchase, sale or exchange
                                          of shares is priced at the next NAV
                                          calculated after your order is
                                          received by the Fund less any
                                          applicable sales charge as noted in
                                          the section on "Distribution
                                          Arrangements/Sales Charges." This is
                                          what is known as the offering price.

                                          Fund securities are valued as of the
                                          close of trading on the primary
                                          exchange on which they trade. Fund
                                          securities are generally valued at
                                          current market prices. If market
                                          quotations are not available, prices
                                          will be based on the average of the
                                          latest bid and asked quotations for
                                          such securities prior to the valuation
                                          time, or the latest bid price if asked
                                          prices are not available. Debt
                                          securities with remaining maturities
                                          of 60 days or less will be valued at
                                          amortized cost, which the Board of
                                          Directors believes represents fair
                                          value.

                                          Some Fund securities may be listed on
                                          foreign exchanges that are open on
                                          days (such as U.S. holidays) when a
                                          Fund does not compute its NAV. This
                                          could cause the value of a Fund's
                                          portfolio investments to be affected
                                          on days when you cannot buy or sell
                                          shares.


               QUESTIONS?
           Call 1-800-GABELLI
   or your investment representative.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   TYPES OF CHARGES

   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

       TYPES OF CHARGES               CLASS A                    CLASS B                    CLASS C

     Sales Charge (Load)      Front-end sales charge;    No front-end sales         No front-end sales
                              reduced sales charges      charge. A contingent       charge, but 1% CDSC may
                              available.                 deferred sales charge      be imposed on shares
                                                         (CDSC) may be imposed      redeemed within twenty-
                                                         on shares redeemed         four months of
                                                         within seventy-two         purchase; unlike Class
                                                         months after purchase;     B, Class C shares will
                                                         shares automatically       never convert to
                                                         convert to Class A         Class A shares.
                                                         Shares after
                                                         eighty-four months.

     Distribution and         Subject to annual          Subject to annual          Subject to annual
     Service (12b-1) Fee      distribution and           distribution and           distribution and
                              shareholder servicing      shareholder servicing      shareholder servicing
                              fees of up to .25% of      fees of up to 1.00% of     fees of up to 1.00% of
                              the Fund's total           the Fund's assets.         the Fund's assets.
                              assets.

     Fund Expenses            Lower annual expenses      Higher annual expenses     Higher annual expenses
                              then Class B or C          than Class A shares.       than Class A or B
                              shares.                                               Shares. Class C shares
                                                                                    are similar to Class B
                                                                                    shares, except that the
                                                                                    contingent deferred
                                                                                    sales charge is imposed
                                                                                    only on shares redeemed
                                                                                    within twenty-four
                                                                                    months of purchase,
                                                                                    there is no maximum
                                                                                    investment and Class C
                                                                                    shares do not convert
                                                                                    to Class A shares.

    CALCULATION OF SALES CHARGES

    CLASS A SHARES

   Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions and on purchases greater than $1 million.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES


   The current sales charge rates are as follows:


                                            SALES CHARGE AS A %    SALES CHARGE AS A %   DEALER CONCESSION AS
    YOUR INVESTMENT                         OF OFFERING PRICE(1)   OF YOUR INVESTMENT    A % OF OFFERING PRICE

     Up to $49,999                                   5.75%                 6.10%                   5.00%
     $50,000 up to $99,999                           4.50%                 4.71%                   4.00%
     $100,000 up to $249,999                         3.00%                 3.63%                   2.50%
     $250,000 up to $499,999                         2.50%                 2.56%                   2.00%
     $500,000 up to $999,999                         2.00%                 2.04%                   1.50%
     $1,000,000 and above(2)                          None                 None                    1.00%

    CLASS B AND CLASS C SHARES

   Class B and Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the seventh anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. If you sell your Class C shares before the second anniversary of purchase, you will pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.


   CLASS B SHARES                                          CLASS C SHARES

                               CDSC AS A % OF DOLLAR                                   CDSC AS A % OF DOLLAR
     YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE       MONTHS SINCE PURCHASE    AMOUNT SUBJECT TO CHARGE

     First                             5.00%                 Less than 24 months               1.00%
     Second                            4.00%                 More than 24 months                None
     Third                             3.00%
     Fourth                            3.00%
     Fifth                             2.00%
     Sixth                             1.00%
     Seventh and thereafter             None



   If you sell some but not all of your Class B or Class C shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


   (1) The Distributor reserves the right to pay the entire sales charge to dealers. If that occurs the dealer may be considered an "underwriter" under federal securities laws.

   (2) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested dividends and distributions.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CONVERSION FEATURE -- CLASS B SHARES


   - Class B shares automatically convert to Class A shares of the same Fund on the first business day of the eighty-fifth calendar month following the calendar month in which the shares were purchased.

   - After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

   - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   - If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

   - If you exchange shares into a Gabelli money market fund, your holding period will be suspended.

   - The automatic conversion of Class B shares to Class A shares may be suspended by the Board of Directors at any time it determines such suspension to be required under applicable law or in the exercise of their fiduciary duties; provided, however, that if the Board determines that the suspension is likely to continue for a substantial period of time, the Board of Directors will seek to create an additional class or additional classes of shares into which Class B shares are eligible for conversion under the rules of the Securities and Exchange Commission and other applicable law.



   SALES CHARGE REDUCTIONS

   Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances:


   - Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

   - Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   - Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   SALES CHARGE WAIVERS

   CLASS A SHARES

   The following qualify for waivers of sales charges:


   - Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser, its affiliates or any NASD member.

   - Shares purchased by directors, officers, employees of the Fund, the Adviser or the Distributor and their affiliates, and members of the immediate family. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.


              -----------------------------------------------------------
              REINSTATEMENT PRIVILEGE

              If you have sold Class A shares and decide to reinvest in the Fund within a 30 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 30 days of the date your instructions to sell were processed.
              -----------------------------------------------------------

   CLASS B SHARES

   The CDSC will be waived under certain circumstances, including the following:


   - Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

   - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

   - Minimum required distributions made from an IRA or other retirement plan account after the shareholder reaches age 59 1/2.

   - Distributions from tax-deferred retirement plans after the shareholder's retirement.

   - Returns of excess contributions to retirement plans following the death or disability of the shareholder.

   - Distributions of less than 5% of the annual account value under a Systematic Withdrawal Plan.

   - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

                       GABELLI GLOBAL SERIES FUNDS, INC.


                              One Corporate Center


                            Rye, New York 10580-1434


                                 1-800-GABELLI


                                 1-800-422-3554


                              FAX: 1-914-921-5118


                             HTTP://WWW.GABELLI.COM


                            E-MAIL: INFO@GABELLI.COM


               (NET ASSET VALUE MAY BE OBTAINED DAILY BY CALLING


                         1-800-GABELLI AFTER 6:00 P.M.)



                               BOARD OF DIRECTORS



Mario J. Gabelli, CFA              Karl Otto Pohl
Chairman and Chief                 Former President
Investment Officer                 Deutsche Bundesbank
Gabelli Asset Management Inc.

Felix J. Christiana                Werner J. Roeder, MD
Former Senior Vice President       Director of Surgery
Dollar Dry Dock Savings Bank       Lawrence Hospital

Anthony J. Colavita                Anthonie C. van Ekris
Attorney-at-Law                    Managing Director
Anthony J. Colavita, P.C.          BALMAC International, Inc.

John D Gabelli
Vice President
Gabelli & Company, Inc.


                                QUESTIONS?
                            Call 1-800-GABELLI
                    or your investment representative.


      GABELLI GLOBAL SERIES

      FUNDS, INC.


                                   AAA CLASS

                                   PROSPECTUS
                                  MAY 1, 1999

   - THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

   - THE GABELLI GLOBAL INTERACTIVE COUCH POTATO(R) FUND

   - THE GABELLI GLOBAL OPPORTUNITY FUND

   - THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         GABELLI GLOBAL SERIES FUNDS, INC.            TABLE OF CONTENTS


                                           RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this important              3-7
section, which summarizes the
Funds' investments, risks, past
performance, and fees.

                                           INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Review this section for                       13
information on investment
strategies and their risks.

                                           FUND MANAGEMENT

Review this section for details               14  The Investment Adviser
on the people and organizations               14  The Portfolio Managers
who oversee the Funds.                        14  The Distributor

                                           SHAREHOLDER INFORMATION

Review this section and the                   15  Pricing of Fund Shares
accompanying Owner's Manual for               15  Purchasing, Selling and Exchanging Shares
details on how shares are                     15  Distribution Arrangements
valued, how to purchase, sell                 16  Dividends, Distributions and Taxes
and exchange shares, related                  16  Other Shareholder Services
charges and payments of
dividends and distributions.

                                           FINANCIAL HIGHLIGHTS
                                           17-19

                                           BACK COVER
                                                  Where to learn more about this Fund

   RISK/RETURN SUMMARY AND FUND EXPENSES
-




    RISK/RETURN SUMMARY OF THE:       GLOBAL TELECOMMUNICATIONS FUND
                                      GLOBAL INTERACTIVE COUCH POTATO(R) FUND
                                      GLOBAL OPPORTUNITY FUND
      Investment Objectives           The Funds primarily seek to provide investors with
                                      appreciation of capital. Current income is a secondary
                                      objective of the Funds.


      Principal                       The Funds invest primarily in common stocks of foreign and
      Investment Strategy             domestic small cap, mid cap and large cap issuers. Each Fund may invest without limitations in securities of foreign
                                      issuers and each Fund will invest in securities of issuers located in at least three countries. Each of the Global
                                      Telecommunications Fund, the Global Interactive Couch
                                      Potato(R) Fund and the Global Opportunity Fund will focus
                                      its holdings on companies which the Adviser believes are
                                      likely to have rapid growth in revenues and earnings and
                                      potential for above-average capital appreciation or are
                                      undervalued. The Global Telecommunications Fund will
                                      concentrate on companies in the telecommunications industry and the Global Interactive Couch Potato(R) Fund will
                                      concentrate on companies in the communications,
                                      entertainment and media and publishing industries.



    RISK/RETURN SUMMARY OF THE:       GLOBAL CONVERTIBLE SECURITIES FUND
      Investment Objective            The Fund seeks to provide investors with a high level of
                                      total return through a combination of current income and
                                      appreciation of capital.
      Principal                       The Fund invests primarily in "convertible securities,"
      Investment Strategy             i.e., securities (bonds, debentures, corporate notes,
                                      preferred stocks and other similar securities) which are
                                      convertible or exchangeable for common stock within a
                                      particular time period at a specified price or formula, of foreign and domestic companies. The Adviser believes that
                                      certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include
                                      the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as
                                      compared to common stock dividends and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities.


    PRINCIPAL                         GLOBAL TELECOMMUNICATIONS FUND
    INVESTMENT RISKS                  GLOBAL INTERACTIVE COUCH POTATO(R) FUND
                                      GLOBAL OPPORTUNITY FUND
                                      GLOBAL CONVERTIBLE SECURITIES FUND
                                      Because the value of the Funds' investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the
                                      Funds, or the Funds could underperform other investments.
                                      Some of the Funds' holdings may underperform their other
                                      holdings. The investment policies of the Funds may lead to a higher portfolio turnover rate and correspondingly higher
                                      expenses which could negatively affect the Funds'
                                      performance. As the Funds are non-diversified, each Fund
                                      will have the ability to invest a larger portion of its
                                      assets in a single issuer than would be the case if it were diversified. As a result, each Fund may experience greater fluctuation in net asset value than funds which invest in a broad range of issuers. In addition, the Global
                                      Telecommunications Fund and the Global Interactive Couch
                                      Potato Fund concentrate their investments in specific
                                      industries which are subject to

   RISK/RETURN SUMMARY AND FUND EXPENSES
-


                                      governmental regulation and a greater price volatility than the overall market and sell products and services that may be subject to rapid obsolescence resulting from changing
                                      consumer tastes, intense competition and strong market
                                      reactions to technological development. The Global
                                      Convertible Securities Fund may invest in lower credit
                                      quality securities which may involve major risk exposures
                                      such as increased sensitivity to interest rate and economic changes and limited liquidity.
                                      Moreover, each Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the
                                      regulations to which U.S. and foreign issuers and markets
                                      are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S.
                                      Securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of a Fund's investments in securities denominated in that currency to decline.
                                      GLOBAL TELECOMMUNICATIONS FUND
                                      The telecommunications industry is subject to governmental regulation, a greater price volatility than the overall
                                      market and the products and services of telecommunications companies may be subject to rapid obsolescence.


                                      GLOBAL INTERACTIVE COUCH POTATO(R) FUND
                                      The communications, entertainment and media and publishing industries are subject to governmental regulation, a greater volatility than the overall market and their products and
                                      services may be subject to rapid obsolescence and change in taste.
                                      In addition, many countries impose various types of
                                      ownership restrictions on investments both in mass media
                                      companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of
                                      local telephone service and cellular radio.
                                      GLOBAL OPPORTUNITY FUND
                                      The Global Opportunity Fund invests generally in a portfolio of global equity securities. As such, there are no
                                      additional principal risks associated with an investment in the Fund other than those identified herein as applicable to all of the Funds.
                                      GLOBAL CONVERTIBLE SECURITIES FUND
                                      The Global Convertible Securities Fund may invest without
                                      limit in securities that are not considered investment
                                      grade. These securities carry a higher risk of failure to
                                      pay principal and interest when due and the market to sell such securities may be limited. As such, there is a greater risk of loss of investment.


    WHO MAY                           Consider investing in the Funds if you:
    WANT TO INVEST?                   [ ] ARE SEEKING A LONG-TERM GOAL SUCH AS RETIREMENT
                                      [ ] ARE LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO
                                      [ ] ARE WILLING TO ACCEPT HIGHER RISKS OF INVESTING IN THE
                                      STOCK MARKET IN EXCHANGE FOR LONG TERM RETURNS
                                      [ ] ARE LOOKING TO DIVERSIFY YOUR INVESTMENTS OUTSIDE THE
                                          UNITED STATES


                                      The Funds will not be appropriate for anyone:
                                      [ ] SEEKING MONTHLY INCOME
                                      [ ] PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY
                                      RESERVES
                                      [ ] SEEKING SAFETY OF PRINCIPAL

   RISK/RETURN SUMMARY AND FUND EXPENSES

-


   These charts show the Funds' annual returns and provides some indication of the risks of investing in the Funds by showing how their performance has varied from year to year. The tables that follow compare the Funds' performance over time to that of their relevant broad-based indices. Morgan Stanley World Free Index, the Lipper Global Fund Average and the Lipper Convertible Securities Fund Average represent unmanaged indices composed of all developed markets in the world, global equity mutual funds and convertible securities mutual funds, respectively, as tracked by Lipper Inc. The Salomon Smith Barney Global Telecommunications Index is a widely recognized, unmanaged index composed of global equity securities of companies in the telecommunications industry; and the Warburg Dillon Read Global Convertible Index is composed of global convertible securities. Of course, past performance does not indicate how the Funds will perform in the future. Both the charts below and the tables on the following page assume reinvestment of dividends and distributions.



   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31


   GLOBAL TELECOMMUNICATIONS FUND


    Best
    quarter:  4(th) 1998   23.96 %


    Worst
    quarter: 3(rd) 1998  (10.73)%

Global Telecommunications GRAPH

'94'                                                                             -3.7
----                                                                             ----
'95'                                                                             16.20
'96'                                                                              9.00
'97'                                                                             31.90
'98'                                                                             34.80

   GLOBAL INTERACTIVE COUCH POTATO(R) FUND
    Best
    quarter:  4(th) 1998   21.36 %
    Worst
    quarter: 3(rd) 1998  (12.77)%
Global Interactive Couch Potato GRAPH

'95'                                                                             17.9
----                                                                             ----
'96'                                                                             12.50
'97'                                                                             41.70
'98'                                                                             28.90

   GLOBAL CONVERTIBLE SECURITIES FUND
    Best
    quarter:  4(th) 1998   12.23 %
    Worst
    quarter: 3(rd) 1998  (12.26)%
Global Convertible Securities GRAPH

'95'                                                                             12.6
----                                                                             ----
'96'                                                                             5.50
'97'                                                                             2.80
'98'                                                                             8.60

   THE GLOBAL OPPORTUNITY FUND
                                      The Global Opportunity Fund has less than one full calendar year of operations, therefore total return information is not meaningful.

   RISK/RETURN SUMMARY AND FUND EXPENSES

   AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)


                                                                                                  SINCE INCEPTION
                                                 INCEPTION DATE     PAST YEAR     PAST 5 YEARS        OF FUND

     GLOBAL TELECOMMUNICATIONS FUND                  11/1/93           34.8%           16.7%            16.8%

     Salomon Smith Barney Global
     Telecommunications Index                                          43.8%           17.7%            16.1%

     Morgan Stanley World Free Index                                   22.0%           14.8%            14.3%



                                                                                       SINCE INCEPTION
                                                  INCEPTION DATE       PAST YEAR           OF FUND


     GLOBAL INTERACTIVE COUCH
     POTATO(R) FUND                                    2/7/94             28.9%              20.4%

     Morgan Stanley World Free Index                                      22.0%              13.6%

     Lipper Global Fund Average                                           14.3%              11.2%



                                                                                       SINCE INCEPTION
                                                  INCEPTION DATE       PAST YEAR           OF FUND

     GLOBAL CONVERTIBLE SECURITIES FUND                2/3/94              8.6%               6.1%

     Warburg Dillon Read
     Global Convertible Index                                             20.6%               7.9%

     Lipper Convertible Securities
     Fund Average                                                          4.5%               9.9%

   RISK/RETURN SUMMARY AND FUND EXPENSES
-

   FUND EXPENSES


                                                                                 INTERACTIVE
                                                                    TELECOM-        COUCH
                                                                   MUNICATIONS    POTATO(R)    OPPORTUNITY   CONVERTIBLE
                                           SHAREHOLDER FEES
                                           (FEES PAID DIRECTLY
                                           FROM YOUR INVESTMENT)      None          None          None          None

                                           ANNUAL FUND OPERATING
                                           EXPENSES (EXPENSES
                                           THAT ARE DEDUCTED FROM
                                           FUND ASSETS)

                                           Management fees            1.00%         1.00%         1.00%         1.00%

                                           Distribution (12b-1)
                                           fees                        .25%          .25%          .25%          .25%

                                           Other expenses              .30%          .39%         1.75%         1.55%

                                           Total annual Fund
                                           operating expenses(1)      1.55%         1.64%         3.00%         2.80%

                                           Fee waivers & expense
                                           reimbursements(2)           N/A           N/A          2.00%          N/A

                                           Net expenses               1.55%         1.64%         1.00%         2.80%



                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           GLOBAL
                                           TELECOMMUNICATIONS FUND       $158     $490      $845      $1,845


                                           GLOBAL INTERACTIVE
                                           COUCH POTATO(R) FUND           167      517       892       1,944

                                           GLOBAL OPPORTUNITY FUND(3)     102      751       N/A         N/A

                                           GLOBAL CONVERTIBLE
                                           SECURITIES FUND                283      868     1,479       3,128


   FEES AND EXPENSES
   As an investor in the
   Funds, you will pay the
   following fees and
   expenses when you buy and
   hold shares. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.


   EXPENSE EXAMPLE


   Use the example shown here
   to compare fees and
   expenses with those of
   other funds. It
   illustrates the amount of
   fees and expenses you
   would pay, assuming the
   following:


   - $10,000 investment
   - 5% annual return
   - redemption at the end of
     each period

   - no changes in the Funds
     operating expenses


   Because this example is
   hypothetical and for
   comparison only, your
   actual costs may be higher
   or lower.


   (1) Total annual Fund operating expenses have been restated to reflect current fees, and may differ from information in the Fund's most recent Annual Report.



   (2) The Adviser is contractually obligated, for the duration of the Fund's fiscal year, to waive its investment advisory fees and reimburse expenses to the extent necessary to maintain total annual Fund operating expenses at 1.00% for the Global Opportunity Fund.



   (3) This example assumes that Total Annual Fund Operating Expenses will equal 1.00% until January 1, 2000 and will equal 3.00% thereafter.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


   GENERAL



   Each Fund invests primarily in common stocks (or, in the case of the Global Convertible Securities Fund, in Securities convertible into common stock) of companies which the Funds' adviser, Gabelli Funds, LLC (the "Adviser") believes are likely to have rapid growth in revenues and earnings and the potential for above average capital appreciation. The Adviser invests in companies whose stocks are selling at a significant discount to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this private market value may exist.



   Undervaluation of a company's stock can result from a variety of factors, such as a lack of investor recognition of



       - the underlying value of a company's fixed assets,


       - the value of a consumer or commercial franchise,


       - changes in the economic or financial environment affecting the company,


       - new, improved or unique products or services,


       - new or rapidly expanding markets,


       - technological developments or advancements affecting the company or its products, or


       - changes in governmental regulations, political climate or competitive conditions.



   The actual events that may lead to a significant increase in the value of a company's securities include:



       - a change in the company's management policies,


       - an investor's purchase of a large portion of the company's stock,


       - a merger or reorganization or recapitalization of the company,


       - a sale of a division of the company,


       - a tender offer (an offer to purchase investors' shares),


       - the spin-off to shareholders of a subsidiary, division or other substantial assets, or


       - the retirement or death of a senior officer or substantial shareholder of the company.



   In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.


   GLOBAL TELECOMMUNICATIONS FUND

   INVESTMENT OBJECTIVES AND POLICIES


   The Global Telecommunications Fund's primary investment objective is long-term capital appreciation. Current income is a secondary objective of the Fund. The Fund's investment objectives may not be changed without shareholder approval.


   PRINCIPAL INVESTMENT STRATEGIES


   Under normal market conditions, the Global Telecommunications Fund will invest at least 65% of its total assets in common stocks of companies in the telecommunications industry which the Adviser believes are likely to have rapid growth in revenues and earnings and potential for above average capital

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-


   appreciation or are undervalued. In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.



   The telecommunications companies in which the Global Telecommunications Fund may invest are engaged in the following products or services: regular telephone service throughout the world, wireless communications services and equipment, including cellular telephone, microwave and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone and computer systems; broadcasting, including television and radio via VHF, UHF, satellite and microwave transmission and cable television.


   SPECIFIC RISK FACTORS


   The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry. Certain companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result stocks of these companies may be subject to greater price volatility.


   GLOBAL INTERACTIVE COUCH POTATO(R) FUND

   INVESTMENT OBJECTIVES AND POLICIES

   The Global Interactive Couch Potato(R) Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective.

   PRINCIPAL INVESTMENT STRATEGIES


   Under normal market conditions, the Global Interactive Couch Potato(R) Fund will invest at least 65% of its total assets in common stocks of companies involved with entertainment and media, publishing and communications. Such companies participate in emerging technological advances in interactive services and products (i.e., computer software) that are accessible to individuals in their homes or offices through consumer electronics content based devices such as telephones, televisions, radios and personal computers. The Fund will invest in companies which the Adviser believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.



   The entertainment, media and publishing companies in which the Global Interactive Couch Potato(R) Fund may invest are engaged in providing the following products or services: the creation, packaging, distribution, and ownership of entertainment programming throughout the world including pre-recorded music, feature length motion pictures, made for T.V. movies, television series, documentaries, animation, game shows, sports programming and news programs; live events such as professional sporting events or

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-


   concerts, theatrical exhibitions, television and radio broadcasting via VHF, UHF, satellite and microwave transmission, cable television systems and programming, broadcast and cable networks, wireless cable television and other emerging distribution technologies, home video, interactive and multimedia programming including home shopping and multiplayer games; electronic commerce and internet services; publishing, including newspapers, magazines and books, advertising agencies and niche advertising mediums such as in-store or direct mail, emerging technologies combining television, telephone and computer systems, computer hardware and software, and equipment used in the creation and distribution of entertainment programming such as that required in the provision of broadcast, cable or telecommunications services.



   The communications companies in which the Global Interactive Couch Potato(R) Fund may invest are engaged in the development, manufacture or sale of communications services or equipment throughout the world including the following products or services: regular telephone service; wireless communications services and equipment, including cellular telephone, microwave and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone and computer systems; broadcasting, including television and radio via VHF, UHF, satellite and microwave transmission and
A  cable television.



   SPECIFIC RISK FACTORS



   The communications, entertainment and media and publishing industries are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.



   Many countries impose various types of ownership restrictions on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio.



   For example, in the United States, the broadcast multiple ownership rules, which apply to the radio and television industries, provide that investment advisers are deemed to have an "attributable" interest whenever the adviser has the right to determine how more than five percent of the issued and outstanding voting stock of a broadcast company may be voted and limit the number of such companies in which the Adviser, on behalf of itself and its clients, may have an "attributable interest." These same broadcast rules limit the holding of attributable interests in AM and FM radio broadcast stations and television stations nationally. Similar types of restrictions apply in other mass media and common carrier industries.



   Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits and share valuations.

A

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS




   Certain of the companies in which the Global Interactive Couch Potato(R) Fund invests may allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.


   GLOBAL OPPORTUNITY FUND

   INVESTMENT OBJECTIVES AND POLICIES

   The Global Opportunity Fund primarily seeks to provide investors with capital appreciation. Current income is a secondary objective.

   PRINCIPAL INVESTMENT STRATEGIES


   Under normal market conditions, the Global Opportunity Fund will invest at least 65% of its total assets in common stock of companies which the Adviser believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.





   GLOBAL CONVERTIBLE SECURITIES FUND



   INVESTMENT OBJECTIVES AND POLICIES



   The Global Convertible Securities Fund primarily seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.


   PRINCIPAL INVESTMENT STRATEGIES


   Under normal market conditions, the Global Convertible Securities Fund will invest at least 65% of its total assets in convertible securities. A convertible security is a bond, debenture, corporate note, preferred stock or other similar security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within or at a particular period of time at a specified price or formula. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities are senior in rank to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the credit quality of the issuer. The Fund may invest without limit in securities that are not considered investment grade and that accordingly have greater risk of loss of principal and interest.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS




   SPECIFIC RISK FACTORS



   Because many convertible securities are rated below investment grade, the Global Convertible Securities Fund may invest without limit in securities rated lower than BBB by S&P or Caa or lower by Moody's or, if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated BB or lower by S&P or Ba or lower by Moody's may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative and may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Fund's net asset value.



   The characteristics of convertible securities make them appropriate investments for investors who seek a high level of total return with the addition of credit risk. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level which causes it to sell at a discount. Any common stock or other equity security received by conversion will not be included in the calculation of the percentage of total assets invested in convertible securities.


   GENERAL RISK FACTORS


   PORTFOLIO TURNOVER. The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Funds' expenses which could negatively affect the Funds' performance.



   COMMON STOCKS. Common stocks represent the residual ownership interest in an issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investors perceptions of the issuer and market liquidity. Preferred stock has preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issue in all other respects.



   NON-DIVERSIFICATION RISK. Each Fund is a "non-diversified investment company" which means that it can concentrate its investments in the securities of a single company to a greater extent than a

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

-


   diversified investment company. Because each Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund's share price. In addition, many companies in the past several years have adopted so-called "poison pill" and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Funds may buy.



   FOREIGN RISK. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:



   - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability.


   - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.


   - Foreign companies may be not subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.


   - Foreign markets may be less liquid and more volatile than U.S. markets.


   - Foreign securities often trade in currencies other than the U.S. dollar, and the Funds may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Funds to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Funds' foreign currency holdings.


   - Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.



   The Funds' investments in the securities of developing countries involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of developing countries historically have been more volatile than the markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

   FUND MANAGEMENT


   THE INVESTMENT ADVISER


   Gabelli Funds, LLC (the "Adviser"), One Corporate Center, Rye, NY 10580 is a limited liability company organized in 1999 after a reorganization of the predecessor, Gabelli Funds, Inc., which was formed in 1980. As of December 31, 1998, Gabelli Funds, LLC and its affiliates manage more than $16.3 billion in assets. Through its portfolio management team, Gabelli Funds, LLC makes the day-to-day investment decisions and continuously reviews, supervises and administers each Fund's investment programs.


   For these advisory services, the Adviser earned a fee of 1.00% of average net assets of each Fund during the fiscal year ended December 31, 1998. Any portion of the total fees received by the Adviser may be used by the Adviser to provide shareholder and administrative services.

   THE PORTFOLIO MANAGERS

   Mr. Mario J. Gabelli, President, is the team manager responsible for the day-to-day management of the Global Telecommunications Fund. Mr. Gabelli has been Chairman, President and Chief Executive Officer of the Adviser since its organization in 1980. He is assisted by Associate Portfolio Manager, Marc J. Gabelli.


   Mr. Marc Gabelli is also primarily responsible for the day-to-day management of the Global Interactive Couch Potato(R) Fund. Mr. Gabelli is a Portfolio Manager of the Adviser, and has been an analyst with the Adviser since 1993.



   Messrs. Marc Gabelli and Caesar Bryan are primarily responsible for the day-to-day management of the Global Opportunity Fund. Mr. Bryan is President and Portfolio Manager of the Gabelli Gold Fund and the Gabelli International Growth Fund and has been a Senior Vice President of GAMCO Investors, Inc., a wholly owned subsidiary of Gabelli Asset Management Inc., since May 1994. Mr. Bryan served as Senior Vice President and Portfolio Manager of Lexington Management Corporation from 1986 until May 1994.



   Mr. A. Hartswell Woodson III, Vice President -- Portfolio Manager, is primarily responsible for the day-to-day management of the Global Convertible Securities Fund. Mr. Woodson joined the Adviser as a portfolio manager in 1993.


   THE DISTRIBUTOR

   Gabelli & Company, Inc. is the Funds' distributor. Its address is One Corporate Center, Rye, NY 10580.

   The Statement of Additional Information has more detailed information about the Adviser and other service providers.


   YEAR 2000 As the year 2000 approaches, an issue has emerged regarding how the software used by the Fund's service providers can accommodate the date "2000." Failure to adequately address this issue could result in major systems or process failures which could disrupt the Fund's operations. The Adviser is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. The Fund cannot guarantee, however, that all year 2000 issues will be identified and corrected by January 1, 2000, and any noncompliant computer system could hurt key Fund operations, such as shareholder servicing, pricing and trading. In addition, the Year 2000 problem may adversely affect the companies in which the Fund invests, particularly companies in foreign countries. For example, these companies may incur substantial costs to correct the problem. To the extent that the impact on a Fund holding is negative, it could seriously affect the Fund's performance.

   SHAREHOLDER INFORMATION


   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities

  ----------------------------
        Number of Shares
           Outstanding

   You can find the Fund's NAV
   daily in the Wall Street
   Journal and other
   newspapers or by calling
   1-800-GABELLI
   (800-422-3554).

                                          The net asset value, or NAV of each
                                          Fund's Class AAA shares, is determined
                                          and such shares are priced at the
                                          close of regular trading on the New
                                          York Stock Exchange, normally at 4:00
                                          p.m., eastern time, on days the New
                                          York Stock Exchange is open. Your
                                          order for purchase, sale or exchange
                                          of shares is priced at the next NAV
                                          calculated after your order is
                                          received by the Funds. This is what is
                                          known as the offering price.



                                          Fund securities are valued as of the
                                          close of trading on the primary
                                          exchange on which they trade. Fund
                                          securities are generally valued at
                                          current market prices. If market
                                          quotations are not available, prices
                                          will be based on the average of the
                                          latest bid and asked quotations, or
                                          the latest bid price if asked prices
                                          are not available for such securities
                                          prior to the valuation time. Debt
                                          securities with remaining maturities
                                          of 60 days or less will be valued at
                                          amortized cost, which the Board of
                                          Directors believes represents fair
                                          value.



                                          Some Fund securities may be listed on
                                          foreign exchanges that are open on
                                          days (such as U.S. holidays) when the
                                          Funds do not compute their NAV. This
                                          could cause the value of the Funds'
                                          portfolio investments to be affected
                                          on days when you cannot buy or sell
                                          shares.


   PURCHASING, SELLING AND EXCHANGING SHARES

   Information about purchasing, selling and exchanging your shares is contained in a separate document called the Owner's Manual. If you have not received it, please contact your broker or financial consultant or the Funds at the number listed on the back page of this Prospectus. The Owner's Manual is considered an integral part of this Prospectus.

   DISTRIBUTION ARRANGEMENTS


   The Funds have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act which authorize payments by the Funds on Class AAA shares of .25% of the average daily net assets attributable to Class AAA Shares of the Funds to compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares. Rule 12b-1 fees are paid from the Funds' assets on an ongoing basis, and increase the cost of your investment and may cost you more than paying other types of sales charges.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTION AND TAXES
   Any income the Funds receive in the form of interest or dividends is paid out, less expenses, to its shareholders. The Funds declare and pay dividends from net investment income and capital gains, if any, on an annual basis.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.


   The Funds expect that dividends will primarily consist of net investment income and, if any, short-term and long-term capital gains. The determination as to whether a gain to be distributed is short-term or long-term depends on the amount of time the security is held by a Fund prior to disposition and not on the amount of time a shareholder has been invested in such Fund. Distributions from net investment income and short-term capital gains are taxable as ordinary income. Such distributions are taken into account for tax purposes in the year in which they are declared, even if they appear on your account statement the following year. Long-term capital gain distributions are taxable at long-term capital gain tax rates. The exchange of the Funds' shares for shares of another fund will be treated as a sale of shares, and any gain on the transaction may be subject to federal income tax.


   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

              TAX IDENTIFICATION NUMBER

              The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions proceeds paid to shareholders who have not provided the Funds with their Taxpayer Identification Number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


   Foreign shareholders may be subject to special withholding requirements. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.


   OTHER SHAREHOLDER SERVICES

   As a shareholder of the Funds, you can take advantage of other service privileges which are described in the Owner's Manual:

   - Telephone Investment and Redemption Plan
   - Automatic Investment Plan
   - Systematic Withdrawal Plan
   - Retirement Plans

   FINANCIAL HIGHLIGHTS
-


   The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or since inception of the Fund, if less than 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Grant Thornton LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.


                    THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
   SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


                                                                  YEAR ENDED DECEMBER 31,
                                                   1998        1997          1996        1995        1994
      OPERATING PERFORMANCE:
        Net asset value, beginning of period     $  13.32    $  11.28      $  11.12    $   9.73    $  10.20
                                                 --------    --------      --------    --------    --------
        Net investment income                        0.01        0.00(a)       0.05        0.06        0.07
        Net realized and unrealized gain (loss)
          on investments                             4.60        3.59          0.95        1.51       (0.44)
                                                 --------    --------      --------    --------    --------
        Total from investment operations             4.61        3.59          1.00        1.57       (0.37)
                                                 --------    --------      --------    --------    --------
      DISTRIBUTIONS TO SHAREHOLDERS:
        Net investment income                       (0.01)         --         (0.05)      (0.06)      (0.07)
        Net realized gain on investments            (1.30)      (1.55)        (0.79)      (0.12)      (0.03)
                                                 --------    --------      --------    --------    --------
        Total distributions                         (1.31)      (1.55)        (0.84)      (0.18)      (0.10)
                                                 --------    --------      --------    --------    --------
        NET ASSET VALUE, END OF PERIOD           $  16.62    $  13.32      $  11.28    $  11.12    $   9.73
                                                 ========    ========      ========    ========    ========
        Total return+                              34.80%      31.90%         9.00%      16.20%     (3.70)%
                                                 ========    ========      ========    ========    ========
      RATIOS TO AVERAGE NET ASSETS AND
        SUPPLEMENTAL DATA:
        Net assets, end of period (in 000's)     $170,063    $117,872      $108,544    $122,845    $137,731
        Ratio of net investment income to
          average
          net assets                                0.08%       0.01%         0.34%       0.53%       0.74%
        Ratio of operating expenses to average
          net assets(b)                             1.60%       1.78%         1.72%       1.75%       1.80%
        Portfolio turnover rate                       20%          9%            7%         24%         14%



    + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.



   (a) Amount represents less than $0.005 per share.


   (b) The Fund incurred interest expense for the year ended December 31, 1997. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.74%.

   FINANCIAL HIGHLIGHTS
-

                THE GABELLI GLOBAL INTERACTIVE COUCH POTATO(R) FUND
   SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


                                                                           YEAR ENDED DECEMBER 31,
                                                             1998        1997        1996        1995        1994+
      OPERATING PERFORMANCE:
        Net asset value, beginning of period               $  14.28    $  11.75    $  11.72    $  10.25    $   10.00
                                                           --------    --------    --------    --------    ---------
        Net investment income (loss)                           0.11       (0.07)      (0.09)      (0.01)       (0.01)
        Net realized and unrealized gain on investments        3.98        4.97        1.56        1.84         0.26
                                                           --------    --------    --------    --------    ---------
        Total from investment operations                       4.09        4.90        1.47        1.83         0.25
                                                           --------    --------    --------    --------    ---------
      DISTRIBUTIONS TO SHAREHOLDERS:
        Net investment income                                 (0.11)         --          --          --           --
        In excess of net investment income                       --          --       (1.44)      (0.36)          --
        Net realized gain on investments                      (1.23)      (2.37)         --          --           --
        In excess of net realized gain on investments         (0.04)         --          --          --           --
                                                           --------    --------    --------    --------    ---------
        Total distributions                                   (1.38)      (2.37)      (1.44)      (0.36)          --
                                                           --------    --------    --------    --------    ---------
        NET ASSET VALUE, END OF PERIOD                     $  16.99    $  14.28    $  11.75    $  11.72    $   10.25
                                                           ========    ========    ========    ========    =========
        Total return++                                       28.90%      41.70%      12.50%      17.90%        2.50%
                                                           ========    ========    ========    ========    =========
      RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL
        DATA:
        Net assets, end of period (in 000's)               $ 73,999    $ 40,558    $ 37,779    $ 31,439    $  24,831
        Ratio of net investment income (loss) to average
          net assets                                          0.66%     (0.61)%     (0.70)%     (0.07)%     (0.13)%(a
        Ratio of operating expenses to average net
          assets(b)                                           1.66%       1.78%       2.06%       2.47%        2.47%(a)
        Portfolio turnover rate                                105%         68%         47%         33%          14%


    + From commencement of operations on February 7, 1994.

   ++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

   (a) Annualized.

   (b) The Fund incurred interest expense for the years ended December 31, 1998 and 1997. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.63% and 1.64%, respectively.

   FINANCIAL HIGHLIGHTS
-

                        THE GABELLI GLOBAL OPPORTUNITY FUND
                  THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
   SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


                                                                        YEAR ENDED DECEMBER 31,
                                                     GABELLI GLOBAL
                                                      OPPORTUNITY                    GABELLI GLOBAL
                                                          FUND                 CONVERTIBLE SECURITIES FUND
                                                     --------------   ---------------------------------------------
                                                         1998+         1998     1997     1996      1995     1994++
    OPERATING PERFORMANCE:
      Net asset value, beginning of period              $ 10.00       $ 9.39   $10.18   $ 10.79   $  9.93   $ 10.00
                                                        -------       ------   ------   -------   -------   -------
      Net investment income (loss)                         0.09        (0.12)    0.11      0.43      0.39      0.16
      Net realized and unrealized gain on
        investments                                        0.91         0.93     0.17      0.16      0.86     (0.07)
                                                        -------       ------   ------   -------   -------   -------
      Total from investment operations                     1.00         0.81     0.28      0.59      1.25      0.09
                                                        -------       ------   ------   -------   -------   -------
    DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                               (0.09)          --    (0.14)    (0.43)    (0.39)    (0.16)
      Net realized gain on investments                    (0.30)       (0.07)   (0.90)    (0.77)       --        --
      In excess of net investment income                  (0.06)       (0.01)      --        --        --        --
      In excess of net realized gain on investments          --           --    (0.03)       --        --        --
                                                        -------       ------   ------   -------   -------   -------
      Total distributions                                 (0.45)       (0.08)   (1.07)    (1.20)    (0.39)    (0.16)
                                                        -------       ------   ------   -------   -------   -------
      NET ASSET VALUE, END OF PERIOD                    $ 10.55       $10.12   $ 9.39   $ 10.18   $ 10.79   $  9.93
                                                        =======       ======   ======   =======   =======   =======
      Total return+++                                    10.10%        8.60%    2.80%     5.50%    12.60%     0.90%
                                                        =======       ======   ======   =======   =======   =======
    RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL
      DATA:
      Net assets, end of period (in 000's)              $ 5,866       $7,326   $9,375   $13,527   $15,742   $15,574
      Ratio of net investment income (loss) to
        average
        net assets                                        1.72%(a)     (1.00)%  1.17%     2.00%     2.90%     2.80%(a)
      Ratio of operating expenses to average net
        assets before reimbursement(b)                    4.77%(a)        --       --        --        --        --
      Ratio of operating expenses to average net
        assets(c)                                         1.00%(a)     2.63%    2.48%     2.35%     2.41%     2.49%(a)
      Portfolio turnover rate                              127%          89%     100%      126%      152%      329%



      +  From commencement of operations on May 11, 1998.
     ++  From commencement of operations on February 3, 1994.
    +++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
    (a)  Annualized.
    (b) During the period ended December 31, 1998, the Adviser voluntarily reimbursed certain expenses of the Opportunity
         Fund. If such reimbursement had not occurred, the ratio of operating expenses to average net assets would have been as shown.
    (c) The Convertible Securities Fund incurred interest expense for the year ended December 31, 1997. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.46%. In addition, the ratio for the year ended December 31, 1997 does not include a reduction of expenses for custodian fee credits. Including such credits, the ratio would have been 2.47%.

                       GABELLI GLOBAL SERIES FUNDS, INC.


FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

OWNER'S MANUAL:


Information about purchasing, selling and exchanging shares of the Funds is included in a separate document entitled "Owner's Manual." The Owner's Manual is incorporated by reference into the Prospectus. If you have not received it, please contact the Funds at the number listed below.


ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' semi-annual and audited annual reports to shareholders contain detailed information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.


   You can get free copies of these documents and prospectuses of other Funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:


                       Gabelli Global Series Funds, Inc.
                              One Corporate Center
                                 Rye, NY 10580
                   Telephone: 1-800-GABELLI (1-800-422-3554)
                                www.gabelli.com

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

X For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

X Free from the Commission's Website at http://www.sec.gov.

(Investment Company Act file no. 811-07896)

                                 GABELLI FUNDS


                              One Corporate Center


                            Rye, New York 10580-1434


                                 1-800-GABELLI


                                 1-800-422-3554


                              FAX: 1-914-921-5118


                             http://www.gabelli.com
                            E-MAIL: info@gabelli.com


                                QUESTIONS?
                            Call 1-800-GABELLI
                    or your investment representative.


      THE

      GABELLI FAMILY OF
      FUNDS


                                 OWNER'S MANUAL
                                  AAA CLASS -
                                 NO-LOAD CLASS



                                  MAY 1, 1999


   - GABELLI GLOBAL SERIES FUNDS, INC.

   - GABELLI GOLD FUND, INC.

   - GABELLI INTERNATIONAL GROWTH FUND, INC.

   - GABELLI ABC FUND

   - GABELLI ASSET FUND

   - GABELLI GROWTH FUND


   THE INFORMATION CONTAINED IN THE OWNER'S MANUAL IS INCORPORATED BY REFERENCE INTO, AND IS LEGALLY CONSIDERED PART OF, THE PROSPECTUSES FOR THE GABELLI FAMILY OF FUNDS. THE OWNER'S MANUAL MUST BE PRECEDED OR ACCOMPANIED BY A GABELLI FUNDS PROSPECTUS.

         OWNER'S MANUAL                        TABLE OF CONTENTS


                                           PURCHASING SHARES
                                               3  Instructions for Opening or Adding to an Account
                                               4  Telephone Investment Plan
                                               4  Automatic Investment Plan
                                               4  Retirement Plans
                                               4  Minimum Investments
                                               4  Dividends and Distributions


                                           SELLING SHARES

                                               5  Instructions for Selling Shares
                                               5  By Bank Wire or Check via Telephone
                                               5  By Bank Wire or Check via Mail
                                               5  General Policies on Selling Shares
                                               5  Signature Guarantees
                                               6  Verifying Telephone Redemptions
                                               6  Redemptions Within 15 Days of Investment
                                               6  Redemption in Kind
                                               6  Refusal of Redemption Request
                                               6  Closing of Small Accounts
                                               6  Undeliverable Distribution Checks


                                           EXCHANGING SHARES

                                               7  Instructions for Exchanging Shares


                                           PRICING OF FUND SHARES

                                               8  How NAV is Calculated

   PURCHASING SHARES

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   PURCHASES THROUGH BROKERS/DEALERS:

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. You should state specifically which class of shares you are buying. For all other purchases directly with the Fund, follow the instructions below.

   PURCHASES DIRECTLY FROM THE FUND:

   All investments made by regular mail or personal delivery, whether initial or subsequent, should be sent to:

BY
REGULAR
MAIL                          BY OVERNIGHT DELIVERY
The Gabelli Funds            The Gabelli Funds
PO Box 8308                  c/o BFDS
Boston, MA 02266-8308        66 Brooks Drive
                             Braintree, MA 02184

   For Initial Investment:

   1. Carefully read and complete the application.
   2. Make check, bank draft or money order payable to "[name of Fund]."
   3. Mail or deliver application and payment to the address above.

   For Subsequent Investments:


   1. Make check, bank draft or money order payable to "[name of Fund]" or "Gabelli Funds."

   2. Provide the exact name and number of your account.
   3. Mail or deliver payment to the address above.

   BY WIRE TRANSFER

   For Initial Investment:

   Call 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Promptly mail the completed application to the address shown above for regular mail, and

   For Initial and Subsequent Investments:

   Instruct your bank to wire transfer your investment to:

   STATE STREET BANK AND TRUST COMPANY
   ABA #011-0000-28 REF DDA# 9904-6187
   ATTN: SHAREHOLDER SERVICES
   RE: [FUND NAME]
   A/C#
   ---------------------------------
   YOUR NAME
   ----------------------------
   225 FRANKLIN STREET, BOSTON, MA 02110

   NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

   PURCHASING SHARES

    You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time upon 60 days notice to shareholders.

   TELEPHONE INVESTMENT PLAN

   You may purchase additional shares of the Funds by telephone as long as your bank is a member of the Automated Clearing House (ACH) system. You must also have a completed, approved Investment Plan application on file with the Fund's Transfer Agent. There is a minimum of $100 for each telephone investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic monthly investments in the Funds. Details about this plan can be obtained from the Distributor on a separate application by calling 1-800-GABELLI (800-422-3554).

   RETIREMENT PLANS

   You can invest in various types of retirement plans through the Fund. Details about these plans can be obtained from the Distributor on a separate application by calling 1-800-GABELLI (800-422-3554).


                                                                                              MINIMUM
                                                                           MINIMUM INITIAL   SUBSEQUENT
                                                  ACCOUNT TYPE               INVESTMENT      INVESTMENT
                                       Regular (non-retirement)                $1,000           $  0
                                       Retirement (IRA)
                                         Traditional IRA                       $1,000           $  0
                                         Roth IRA                              $1,000           $  0
                                         Spousal IRA                           $  250           $  0
                                         Education IRA                         $  250           $  0
                                       Automatic Investment Plan               $    0           $100
                                       Telephone Investment Plan               $  100           $100


   MINIMUM INVESTMENTS

   You may purchase Funds
   through the Distributor
   or participating
   organizations, which
   may charge additional
   fees and may require
   higher or lower minimum
   investments or impose
   other limitations on
   buying and selling
   shares.


                            All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted. Your purchase of shares will be effective on the same business day if the Fund's Transfer Agent receives your order by 4:00 p.m. (12 noon for a money market fund), and receives your form of payment by 4:00 p.m., eastern time. Otherwise, your purchase will be effective on the next business day. (See "Pricing of Fund Shares.") Shares are held on account for you unless you specify in writing that you would like to receive a stock certificate (certificates are not available for money market funds). We can only issue a certificate for whole shares.


                            The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. A Fund may waive its minimum purchase requirement.
   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise.

   SELLING SHARES

   As a mutual fund
   shareholder, you are
   technically selling shares
   when you request a
   withdrawal in cash. This
   is also known as redeeming
   shares.
                                   WITHDRAWING MONEY FROM YOUR INVESTMENT

                                   You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. See section on "General Policies on Selling Shares" below.

                                   SYSTEMATIC WITHDRAWAL PLAN

                                   You can receive automatic payments from your account on a monthly, quarterly or annual basis. You can obtain details from the Distributor.

   INSTRUCTIONS FOR SELLING SHARES

   The Fund accepts telephone requests for redemptions of unissued shares.

   BY BANK WIRE OR CHECK VIA TELEPHONE


   1. Call 1-800-GABELLI (1-800-422-3554) with your account number, the amount of the redemption and instructions as to how you wish to receive your funds.



   2. If you are unable to reach the Fund by telephone, you may telecopy your redemption request to the Fund at 914-921-5118.


   NOTE: If you call by 4:00 p.m., eastern time, your payment will normally be wired to your bank on the following business day. (For Money Market Funds: If you call before 12:00 noon, eastern time, your payment will be wired to your bank on that day.) If you call after that time, your payment will be wired to your bank on the next business day. If you request your wire redemption by telephone, it must be at least $1,000. Your bank may charge a fee for incoming wires.

   BY BANK WIRE OR CHECK VIA MAIL

   Submit a redemption request to the Fund. Redemption requests may be made by letter to the Transfer Agent. You must specify the name of the Fund, the dollar amount or number of shares you wish to redeem and the account number. You must sign the letter in exactly the same way the account is registered, and if there is more than one owner of shares, all must sign. A signature guarantee is required for most requests.

   GENERAL POLICIES ON SELLING SHARES

   SIGNATURE GUARANTEES

   Signature guarantees are required on redemption requests for the following:


   - The check is not being mailed to the address on your account


   - The check is not being made payable to the owner of the account


   - The redemption proceeds are being transferred to another person's Fund account.


   A signature guarantee can be obtained from most banks and securities dealers. Notarized signatures are not considered a signature guarantee.

   SELLING SHARES

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. If appropriate precautions have not been taken, the Fund may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT

   When you have made an investment by check or through the automatic investment plan, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

   REDEMPTION IN KIND

   The Fund reserves the right to make a redemption in kind - payment in portfolio securities rather than cash - for certain large redemption amounts that could hurt fund operations.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   CLOSING OF SMALL ACCOUNTS

   If your account (other than an IRA) falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE DISTRIBUTION CHECKS

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund at the then current net asset value.

                                                      QUESTIONS?
                                                  Call 1-800-GABELLI
                                                  or your investment
                                                    representative.

   EXCHANGING SHARES



   You can exchange your
   shares in one Fund for
   shares of the same class of
   another Fund managed by
   Gabelli Funds, LLC, or its
   affiliates, usually without
   paying additional sales
   charges (see "Notes on
   Exchanges" below).


   You must meet the minimum
   investment requirements for
   the Fund into which you are
   exchanging. Exchanges from
   one Fund to another are
   taxable transactions.
                                            INSTRUCTIONS FOR EXCHANGING SHARES

                                            Exchanges may be made by sending a
                                            written request to The Gabelli
                                            Funds, PO Box 8308, Boston, MA
                                            02266-8308 or by calling
                                            1-800-GABELLI (1-800-422-3554).

                                            Please provide the following
                                            information:

                                            - Your name and telephone number


                                            - The exact name on your account and
                                              account number


                                            - Taxpayer identification number
                                              (usually your Social Security
                                              number)


                                            - Dollar value or number of shares
                                              to be exchanged


                                            - The names of the Funds from/into
                                              which the exchange is to be made


                                            See "Selling Shares" for important
                                            information about telephone
                                            transactions.

                                            NOTES ON EXCHANGES


                                            - When exchanging from a Fund that
                                              has no sales charge or a lower
                                              sales charge to a Fund with a
                                              higher sales charge, you will pay
                                              the difference.


                                            - The registration and tax
                                              identification numbers of the two
                                              accounts must be identical.


                                            - This exchange privilege may be
                                              changed or eliminated at any time
                                              upon a 60-day notice to
                                              shareholders.


                                            - Be sure to read the prospectus
                                              carefully of any Fund into which
                                              you wish to exchange shares.

   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities

  ----------------------------
        Number of Shares
           Outstanding

   You can find the Fund's NAV
   daily in the Wall Street
   Journal and other
   newspapers, or by calling
   1-800-GABELLI
   (800-422-3554).

                                          The net asset value, or NAV, of each
                                          Fund's Class AAA shares is determined
                                          and such shares are priced at the
                                          close of regular trading on the New
                                          York Stock Exchange, normally at 4:00
                                          p.m., eastern time, on days the New
                                          York Stock Exchange is open. Your
                                          order for purchase, sale or exchange
                                          of shares is priced at the next NAV
                                          calculated after your order is
                                          received by the Fund. This is what is
                                          known as the offering price.


                                          Fund securities are valued as of the
                                          close of trading on the primary
                                          exchange on which they trade. Fund
                                          securities are generally valued at
                                          current market prices. If market
                                          quotations are not available, prices
                                          will be based on the average of the
                                          latest bid and asked quotations for
                                          such securities prior to the valuation
                                          time, or the latest bid price if asked
                                          prices are not available. Debt
                                          securities with remaining maturities
                                          of 60 days or less will be valued at
                                          amortized cost, which the Board of
                                          Directors believes represents fair
                                          value.

                                          Some Fund securities may be listed on
                                          foreign exchanges that are open on
                                          days (such as U.S. holidays) when a
                                          Fund does not compute its NAV. This
                                          could cause the value of a Fund's
                                          portfolio investments to be affected
                                          on days when you cannot buy or sell
                                          shares.


              QUESTIONS?


          Call 1-800-GABELLI


          or your investment
            representative.

                        GABELLI GLOBAL SERIES FUNDS, INC.
                 ONE CORPORATE CENTER, RYE, NEW YORK 10580-1434
                    TELEPHONE: 1-800-GABELLI (1-800-422-3554)
                              http//www.gabelli.com



                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999


This Statement of Additional Information ("Additional Statement") relates to

  - The Gabelli Global Telecommunications Fund (the "Global Telecommunications Fund")
  - The Gabelli Global Interactive Couch Potato(R) Fund (the "Global Interactive Couch Potato(R) Fund")
  - The Gabelli Global Convertible Securities Fund (the "Global Convertible
    Fund")
  - The Gabelli Global Opportunity Fund (the "Global Opportunity Fund"),


(collectively, the "Funds"), each of which is a series of Gabelli Global Series Funds, Inc., a Maryland corporation (the "Corporation"), and is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds' prospectus dated May 1, 1999, as supplemented from time to time (the "Prospectus"). This Additional Statement contains information in addition to that set forth in the Prospectus into which this document is incorporated by reference and should be read in conjunction with the Prospectus. Additional copies of this document may be obtained without charge by writing or telephoning the Funds at the address and telephone number set forth above.


                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
Investment Strategies and Risks......................................... B-02
Directors and Officers.................................................. B-09
Shares of Beneficial Interest........................................... B-11
The Adviser............................................................. B-12
The Distributor......................................................... B-14
The Distribution Plans.................................................. B-14
Investment Restrictions................................................. B-15
Portfolio Transactions and Brokerage.................................... B-16
Purchase and Redemption of Shares....................................... B-19
Exchange Privilege...................................................... B-22
Dividends, Distributions and Taxes...................................... B-23
Determination of Net Asset Value........................................ B-25
Investment Performance Information...................................... B-26
Service Providers....................................................... B-27
Description of Shares, Voting Rights and Liabilities.................... B-28

          THE FOLLOWING INFORMATION SUPPLEMENTS THAT IN THE PROSPECTUS

                         INVESTMENT STRATEGIES AND RISKS


Subject to each Fund's policy of investing at least 65% of its assets in the appropriate securities of foreign and domestic companies, each Fund may invest in any of the securities described below.

EQUITY SECURITIES

Because each Fund in seeking to achieve its respective investment objective may invest in the common stocks of both domestic and foreign issuers, an investment in a Fund should be made with an understanding of the risks inherent in any investment in common stocks including the risk that the financial condition of the issuers of each Fund's portfolio securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities and thus in the value of a Fund's Shares). Additional risks include risks associated with the right to receive payments from the issuer which is generally inferior to the rights of creditors of, or holders of debt obligations or preferred stock issued by, the issuer.

Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks in the Fund's portfolio thus may be expected to fluctuate.

Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

Some of the securities in the Funds may be in the form of depository receipts. Depository receipts usually represent common stock or other equity securities of non-U.S. issuers deposited with a custodian in a depository. The underlying securities can be withdrawn at any time by surrendering the depository receipt. Depository receipts are usually denominated in U.S. dollars and dividends and other payments from the issuer are converted by the custodian into U.S. dollars before payment to receipt holders. In other respects, depository receipts for foreign securities have the same characteristics as the underlying securities. Depository receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

NONCONVERTIBLE FIXED INCOME SECURITIES

The category of fixed income securities which are not convertible or exchangeable for common stock includes preferred stocks, bonds, debentures, notes, asset and mortgage-backed securities and money market instruments such as commercial paper and bankers acceptances. There is no minimum credit rating for these securities in which the Funds may invest.


Up to 25% of each Fund's assets, may be invested in lower quality debt securities although each Fund does not expect to invest more than 10% of its assets in such securities. The foregoing limitations do not apply to the Global Convertible Securities Fund, which may invest in lower quality securities without limit. The market values of lower quality fixed income securities tend to be less sensitive to changes in prevailing interest rates than higher-quality securities but more sensitive to individual corporate developments than higher-quality securities. Such lower-quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower-quality securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody's Investor Services, Inc. ("Moody's") and Standard & Poors Rating Group ("S&P") respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. The Funds will rely on Gabelli Funds, LLC's (the "Adviser") judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of high yield and other securities will adversely affect the Funds' net asset value. In addition, each Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield issues and the high yield market in general. For example, under a provision of the Internal Revenue Code enacted in 1989, a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount). The likelihood of passage of any additional legislation or the effect thereof is uncertain.

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and each Fund's ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for each Fund to obtain accurate market quotations for purposes of valuing their respective portfolios. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Board of Directors of the Corporation (the "Board of Directors") to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

CONVERTIBLE SECURITIES

Each of the Global Telecommunications Fund, the Global Interactive Couch Potato(R) Fund and the Global Opportunity Fund may invest up to 25% of its assets in convertible securities rated, at the time of investment, less than BBB by S&P or Baa by Moody's or are unrated but of equivalent credit quality in the judgment of the Adviser. The Global Convertible Securities Fund may invest in such securities without limit.

Some of the convertible securities in each Fund's portfolio may be "Pay-In-Kind" securities. During a designated period from original issuance, the issuer of such a security may pay dividends or interest to the holder by issuing additional fully paid and nonassessable shares or units of the same or another specified security.

SOVEREIGN DEBT SECURITIES

Each Fund may invest in securities issued or guaranteed by any country and denominated in any currency. Each Fund (other than the Global Convertible Securities Fund) expects that it generally will invest in developed countries including Australia, Canada, Finland, France, Germany, the Netherlands, Japan, Italy, New Zealand, Norway, Spain, Sweden, the United Kingdom and the United States. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but include additional risks. These additional risks include those resulting from devaluation of currencies, future adverse political and economic developments and other foreign governmental laws. The Global Convertible Securities Fund may invest in securities issued by undeveloped or emerging market countries, such as those in Latin America, Eastern Europe and much of Southeast Asia. These securities are generally not considered investment grade and have risks similar to those of other debt securities rated less than investment grade. Such securities are regarded as predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve risk exposure to adverse conditions. (See "Nonconvertible Fixed Income Securities.")

Each Fund may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Development Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each Fund will not invest more than 25% of its assets in the securities of such supranational entities.

The Fund may invest in securities denominated in a multi-national currency unit. An illustration of a multi-national currency unit is the European Monetary Unit (the "EUR"), which is a combination of the economic structures of the member nations of the European Monetary Union into to a single currency. This union includes France, Germany, the Netherlands, and other countries. The specific legacy currencies rates comprising the EUR were fixed on December 31, 1998 to reflect the relative values of the underlying currencies to the newly created EUR. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.

SECURITIES SUBJECT TO REORGANIZATION

Each Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of high total return significantly greater than the brokerage and other transaction expenses involved.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated.

Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offer and the dynamics and business climate when the offer of the proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Funds thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both risk involved and the potential of available alternate investments.

LOWER RATED SECURITIES

Securities which are not investment grade are viewed by rating agencies as being predominantly speculative in character and are characterized by substantial risk concerning payments of interest and principal, sensitivity to economic conditions and changes in interest rates, as well as by market price volatility and/or relative lack of secondary market trading among other risks and may involve major risk exposure to adverse conditions or be in default. However, each Fund does not expect to invest more than 5% of its assets in securities which are in default at the time of investment and will invest in such securities only when the Adviser expects that the securities will appreciate in value. There is no minimum rating of securities in which the Funds may invest. Securities rated less than BBB by S&P or Baa by Moody's or comparable unrated securities are typically referred to as "junk bonds."

Lower rated securities are less sensitive to interest rate changes than other fixed income investments but are more sensitive to broad economic changes and individual corporate developments. The high yield securities market is relatively new and periods of economic change can be expected to result in increased market price volatility. As lower rated securities may be traded by a smaller number of broker-dealers, it may be more difficult for the Board of Directors to value these securities and the Board's judgment will play a greater role as less reliable, objective data is available.

OPTIONS

Each Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of its portfolio.

A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right in return for a premium to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price. A Fund's transactions in options may be subject to specific segregation requirements. See "Hedging Transactions" below.

If a Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on each Fund the credit risk that the counterparty will fail to honor its obligations. A Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 5% of such Fund's assets. To the extent that puts, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission, each Fund is limited to an investment not in excess of 5% of its total assets.

WARRANTS AND RIGHTS

Each Fund may invest up to 5% of its assets in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

Each Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While a Fund will only enter into a forward commitment with the intention of actually acquiring the security, such Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. The Funds will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

SHORT SALES

Each Fund may make short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. The Funds expect to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and are often obligated to pay over any payments received on such borrowed securities.

A Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Funds will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment of any amount received by a Fund on such security, such Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, such Fund will incur a loss; conversely, if the price declines, such Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The market value of the securities sold short of any one issuer will not exceed either 5% of each Fund's total assets or 5% of such issuer's voting securities. A Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its assets or such Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. A Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, such Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

RESTRICTED AND ILLIQUID SECURITIES

Each Fund may invest up to a total of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale and securities the markets for which are illiquid. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission or otherwise determined to be liquid may be treated as liquid if they satisfy liquidity standards established by the Board of Directors. Unseasoned issuers are companies (including predecessors) that have operated less than three years. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Directors will monitor their liquidity. The Board of Directors will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect the Fund's liquidity.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by a Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which a Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Board of Directors ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the supervision of the Board of Directors. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit a Fund to keep all of its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, such Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the Funds' custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price. Each Fund will not enter into repurchase agreements of a duration of more than seven days if taken together with all other illiquid securities in the Fund's portfolio, more than 15% of its net assets would be so invested.

LOANS OF PORTFOLIO SECURITIES

To increase income, each Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collaterization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan,

(4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33 1/3% of the value of the Fund's assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

BORROWING

Each Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of each Fund's assets after giving effect to the borrowing. Each Fund will not make additional investments when borrowings exceed 5% of assets. Each Fund may mortgage, pledge or hypothecate assets to secure such borrowings.

HEDGING TRANSACTIONS

FUTURES CONTRACTS. Each Fund may enter into futures contracts only for certain bona fide hedging, yield enhancement and risk management purposes. Each Fund may enter into futures contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. Government Securities.

A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time.

Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant (i.e., a brokerage firm) which is a member of the relevant contract market. Futures contracts trade on these contract markets and the market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.

These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices, possible reduction of the Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

CURRENCY TRANSACTIONS. Each Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. Each Fund expects to enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security the Fund is contemplating buying or selling which is denominated in a non-U.S. currency or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund's portfolio has exposure. The Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

The Adviser may choose to use such instruments on behalf of the Funds depending upon market conditions prevailing and the perceived investment needs of each Fund. Futures contracts, interest rate swaps, and options on securities, indices and futures contracts and certain currency contracts sold by the Funds are generally subject to segregation and coverage requirement with the result that, if the Funds do not hold the security or futures contract underlying the instrument, the Funds will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other liquid securities in an amount at least equal to the Funds' obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The segregation requirement can result in the Funds maintaining securities positions it would otherwise liquidate or segregating assets at a time when it might be disadvantageous to do so.

                             DIRECTORS AND OFFICERS

The Directors and Executive Officers of the Corporation, their principal business occupations during the last five years and their affiliations, if any, with the Adviser or the Administrator, are shown below. Directors deemed to be "interested persons" of any Fund for purposes of the Investment Company Act of 1940 (the "Act") are indicated by an asterisk (*).

Name, Position With Fund          Principal Occupations During Last Five Years;
      and Address                Affiliations With the Adviser or Administrator.
------------------------         -----------------------------------------------
Mario J. Gabelli *               Chairman of the Board, Chief Executive Officer
President, Director and Chief    and Chief Investment Officer of Gabelli Asset
Investment Officer               Management Inc., the  Adviser, and GAMCO
One Corporate Center             Investors, Inc., Chairman of the Board and
Rye, New York 10580              Chief Executive Officer of Lynch Corporation, a
Age: 56                          diversified  manufacturing, communications and
                                 services company; Director of East/West
                                 Communications, Inc.; officer and/or Director or Trustee of 12 other Gabelli funds.

Felix J. Christiana              Formerly Senior Vice President of Dry Dock
Director                         Savings Bank. Director or Trustee of 8 other
One Corporate Center             Gabelli funds.
Rye, New York 10580
Age: 73

Anthony J. Colavita              President and Attorney at law in the law firm
Director                         of Anthony J. Colavita, P.C. since 1961;
One Corporate Center             Director or Trustee of 12 other Gabelli funds.
Rye, New York 10580
Age: 62

Name, Position With Fund          Principal Occupations During Last Five Years;
      and Address                Affiliations With the Adviser or Administrator.
------------------------         -----------------------------------------------
John D. Gabelli *                Vice President of Gabelli & Company, Inc.;
Director                         Director of Gabelli Advisers, Inc.; Director of
One Corporate Center             1 other Gabelli fund.
Rye, New York 10580
Age: 54

Karl Otto Pohl *+                Member of the Shareholder Committee of Sal
Director                         Oppenheim Jr. & Cie. (private investment bank);
One Corporate Center             Former President of the Deutsche Bundesbank
Rye, New York 10580              (Germany's Central Bank) and Chairman of its
Age: 66                          Central Bank Council (1980-1991); Currently
                                 board member of Gabelli Asset Management Inc.;
                                 Zurich Versicherungs-Gesellshaft (insurance);
                                 the International Council for JP Morgan & Co.;
                                 Trizechtahn Corp.; Director or Trustee of 14 other Gabelli Funds.

Werner Roeder, M.D.              Director of Surgery, Lawrence Hospital, and
Director                         practicing private physician. Director or
One Corporate Center             Trustee of 6 other Gabelli funds.
Rye, New York 10580
Age: 58

Anthonie C. van Ekris            Managing Director of Balmac International Ltd.;
Director                         Director of Stahal Hardmayer A.Z. and Spinnaker
One Corporate Center             Industries, Inc.;  Director or Trustee of 9
Rye, New York 10580              other Gabelli funds.
Age: 63

Bruce N. Alpert                  Executive Vice President, Chief Operating
Vice President and Treasurer     Officer of Gabelli Funds, LLC (the "Adviser");
One Corporate Center             President and Director of Gabelli Advisers,
Rye, New York 10580              Inc.; officer of each mutual fund managed by
Age: 47                          the Adviser or its affiliates.

Mr. A. Hartswell Woodson III     Portfolio Manager for the Adviser since 1993.
Vice President --                Employed by ABN Ambro Bank N.V. from 1988-1993.
Portfolio Manager
One Corporate Center
Rye, New York 10580
Age: 40

James E. McKee                   Vice President and General Counsel of Gabelli
Secretary                        Asset Management Inc., and of GAMCO Investors,
One Corporate Center             Inc. since 1993; Secretary all Funds management
Rye, New York 10580              by the Adviser or its affiliates; Branch Chief
Age: 35                          with the U.S. Securities and Exchange
                                 Commission in New York 1992 through 1993. Staff attorney with the U.S. Securities and Exchange
                                 Commission in New York from 1989 through 1992.


The Corporation pays each Director who is not an employee of the Adviser or an affiliated company an annual fee of $1,500 and $500 for each meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection

--------------------
+ Mr. Pohl is a director of Gabelli Asset Management Inc.

with attending such meetings. Directors and officers of the Corporation who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement for serving as a director of the Corporation. The following table sets forth certain information regarding the compensation of the Corporation's directors and officers. Except as disclosed below, no executive officer or person affiliated with the Corporation received compensation from the Corporation for the calendar year ended December 31, 1998 in excess of $60,000.

                               COMPENSATION TABLE

                                            AGGREGATE      TOTAL COMPENSATION
                                          COMPENSATION       FROM REGISTRANT
NAME OF PERSON,                          FROM REGISTRANT     AND FUND COMPLEX
   POSITION                              FOR FISCAL YEAR     PAID TO DIRECTORS*
---------------                          ---------------   --------------------
Mario J. Gabelli.........................     $     0           $     0
  President, Director and Chief
  Investment Officer
Felix J. Christiana......................     $ 3,500           $84,999(9)
  Director
Anthony J. Colavita......................     $ 3,500           $82,000(13)
  Director
John D. Gabelli..........................     $     0           $     0
  Director
Karl Otto Pohl...........................     $ 3,000           $98,466(15)
  Director
Werner Roeder, M.D.......................     $ 3,500           $25,500(7)
  Director
Anthonie C. van Ekris....................     $ 3,500           $57,500(10)
  Director

-------------
* Represents the total compensation paid to such persons during the calendar year ending December 31, 1998 (and, with respect to the Fund Complex). The parenthetical number represents the number of investment companies (including the Corporation) from which such person receives compensation that are considered part of the same fund complex as the Corporation, because, among other things, they have a common investment adviser.



                          SHARES OF BENEFICIAL INTEREST

As of April 23, 1999, the Officers and Directors of the Fund as a group owned 2.36% of the outstanding shares of the Gabelli Global Opportunity Fund.

As of April 23, 1999, the following persons were 5% or greater shareholders of the Funds:



                                                         PERCENTAGE OF
      FUND/SHAREHOLDER                                 SHARES OUTSTANDING
      ----------------                                 ------------------
      The Gabelli Global Telecommunications Fund
      Charles Schwab & Co Inc. (2)                          10.53%(1)
      Special Custody Acct FBO
      Exclusive Benefit of Customers
      Attn Mutual Funds
      101 Montgomery Street
      San Francisco, CA 94104-4122

      National Financial Serv Corp                           6.11%
      for the Exclusive Benefit of
      Our Customers

      Attn Mutual Funds
      150 Essex Street
      Millburn, NJ 07041-1603



                                                            PERCENTAGE OF SHARES
      FUND/SHAREHOLDER                                          OUTSTANDING
      ----------------                                      --------------------
      The Gabelli Global Interactive Couch Potato(R) Fund/
      National Financial Serv. Corp.                              14.34%(1)
      For the Exclusive Benefit of Our Customers
      200 Liberty Street
      New York, NY  10281-1003

      The Gabelli Global Interactive Couch Potato(R) Fund/
      Charles Schwab & Co., Inc.(2)                               16.53%(1)
      Reinvest Account
      101 Montgomery Street
      San Francisco, CA  94104-4122

      The Gabelli Global Interactive Couch Potato(R) Fund/
      National Investor Svcs Corp                                  5.52%(1)
      For the Exclusive Benefit of
      Our Customers
      55 Water Street 32nd Fl
      New York, NY  10041-3299

      The Gabelli Global Opportunity Fund/
      Gabelli Funds Inc                                           29.67%(1)
      Attn John Fodera
      One Corporate Center
      Rye, NY 10580-1442

      Gabelli Asset Management Inc                                12.73%(1)
      Attn  Steve Bondi
      One Corporate Center
      Rye, NY 10580-1442

      Pamela Equities Corp                                         7.12%(1)
      John Munocherian VP
      3 New York Plaza Fl 19
      New York, NY 10004-2442

      The Gabelli Global Convertible Securities Fund/
      Charles Schwab & Co., Inc.(2)                                5.01%(1)
      Special Custody Acct FBO
      Exclusive Benefit of Customers
      101 Montgomery Street
      San Francisco, CA  94104-4122

--------------
(1) Represents shares owned of record only.

(2) Charles Schwab & Co., Inc. disclaims beneficial ownership.


                                   THE ADVISER

The Adviser is a New York limited liability company with principal offices located at One Corporate Center, Rye, New York 10580-1434.

Pursuant to separate Investment Advisory Contracts which were approved by each respective Fund's sole shareholder on October 1, 1993 with respect to the Global Telecommunications Fund and the Global Opportunity Fund (formerly the Global Growth Fund), and on January 3, 1994 with respect to the Global Interactive Couch Potato(R) Fund and the Global Convertible Securities Fund, and most recently at a meeting of the Board of Directors held on February 17, 1999, the Adviser furnishes a continuous investment program for each Fund's portfolio, makes the day-to-day investment decisions for the Funds, arranges the portfolio transactions for the Funds and generally manages each Fund's investments in accordance with the stated policies of each Fund, subject to the general supervision of the Board of Directors.

Under the Investment Advisory Contracts, the Adviser also (1) provides the Funds with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide efficient administration of the Funds, including maintaining certain books and records and overseeing the activities of the Funds' Custodian and Transfer Agent; (2) oversees the performance of administrative and professional services provided to the Funds by others, including the Funds' Custodian, Transfer Agent and Dividend Disbursing Agent, as well as legal, accounting, auditing and other services performed for the Funds; (3) provides the Funds, if requested, with adequate office space and facilities; (4) prepares, but does not pay for, periodic updating of the Funds' registration statement, Prospectus and Additional Statement, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission (the "Commission"); (5) supervises the calculation of the net asset value of shares of the Funds; (6) prepares, but does not pay for, all filings under state "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; and (7) prepares notices and agendas for meetings of the Funds' Board of Directors and minutes of such meetings in all matters required by the Act to be acted upon by the Board.

The Adviser has entered into a Sub-Administration Contract with BISYS Fund Services L.P. ("BISYS" or the "Sub-Administrator") pursuant to which the Sub-Administrator provides certain administrative services necessary for the Funds' operations but which do not concern the investment advisory and portfolio management services provided by the Adviser. For such services and the related expenses borne by the Sub-Administrator, the Adviser pays a prorated monthly fee at the annual rate of .0625% of the average net assets of the Fund (minimum annual fee of $30,000 per portfolio) on the first $350 million of all of the funds advised by the Adviser and its affiliates and administered by BISYS and
 .0425% of any net assets above $350 million, and .0225% of any assets above $700 million which, together with the services to be rendered, is subject to negotiation between the parties and both parties retain the right unilaterally to terminate the arrangement on not less than 60 days' notice.

For the Adviser's investment advisory services, and for related expenses borne by the Adviser, each Fund pays the Adviser an annual fee equal to 1.00% of each Fund's average daily net assets. The fee is payable monthly in arrears. The Investment Advisory Contracts provide that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Funds or any of their investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Funds. However, the Investment Advisory Contracts provide that the Funds are not waiving any rights they may have with respect to any violation of law which cannot be waived. The Investment Advisory Contracts also provide indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Funds. The Investment Advisory Contracts in no way restrict the Adviser from acting as adviser to others. Each Fund has agreed by the terms of its Investment Advisory Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that therefore, such name may freely be used by the Adviser for other investment companies, entities or products. Each Fund has further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, it will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

Each Investment Advisory Contract is terminable without penalty by the Corporation on not more than sixty days' written notice when authorized by the Board of Directors, by the holders of a majority, as defined in the Act, of the outstanding shares of the Corporation, or by the Adviser. Each Investment Advisory Contract will automatically terminate in the event of its assignment, as defined in the Act and rules thereunder except to the extent otherwise provided by order of the Commission or any rule under the Act and except to the extent the Act no longer provides for automatic termination, in which case the approval of a majority of the disinterested directors is required for any "assignment." Each Investment Advisory Contract provides in effect, that unless terminated it will remain in effect from year to year so long as continuance of the Investment Advisory Contract is approved annually by the Directors, or the shareholders of each Fund and in either case, by a majority vote of the Directors who are not parties to the Investment Advisory Contract or "interested persons" as defined in the Act of any such person cast in person at a meeting called specifically for the purpose of voting on the continuance of the Investment Advisory Contract.

Each Investment Advisory Contract also provides that the Adviser is obligated to reimburse to each Fund any amount up to the amount of its advisory fee by which its aggregate expenses, including advisory fees, payable to the Adviser (but excluding interest, taxes, Rule 12b-1 expenses, brokerage commissions, extraordinary expenses and any other expenses not subject to any applicable expense limitation) during the portion of any fiscal year in which the Investment Advisory Contract is in effect exceed the most restrictive expense limitation imposed by the securities law of any jurisdiction in which shares of each Fund are registered or qualified for sale. For purposes of this expense limitation, each Fund's expenses are accrued monthly and the monthly fee otherwise payable to the Adviser postponed to the extent that each Fund's includable expenses to date exceed the proportionate amount of such limitation to date.

                         ADVISORY FEES PAID BY THE FUNDS
                         FOR THE YEAR ENDED DECEMBER 31,

---------------------------------------------------------------------------------------------------------
                                       1996                       1997                       1998
                                       ----                       ----                       ----
Class AAA Shares                Earned       Waived        Earned       Waived        Earned       Waived
----------------                ------       ------        ------       ------        ------       ------
Global Telecommunications     $1,195,023       $0        $1,080,470       $0       $1,456,869          $0
Fund
---------------------------------------------------------------------------------------------------------
Global Interactive Couch        $349,604       $0          $324,399       $0         $696,977          $0
Potato(R) Fund
---------------------------------------------------------------------------------------------------------
Global Convertible              $156,876       $0          $111,722       $0          $81,333          $0
Securities Fund
---------------------------------------------------------------------------------------------------------
Global Opportunity Fund*             N/A      N/A               N/A      N/A          $27,976     $27,976
---------------------------------------------------------------------------------------------------------

* The Adviser has voluntarily agreed to reimburse the Global Opportunity Fund's Class AAA expenses and/or waive its management fee to maintain total annual expenses at 1.00% of average net assets until further notice.


                                 THE DISTRIBUTOR

The Corporation, on behalf of each Fund, has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is a subsidiary of the Adviser, having principal offices located at One Corporate Center, Rye, New York 10580-1434. The Distributor acts as agent of each Fund for the continuous offering of their shares on a best efforts basis.

                               DISTRIBUTION PLANS

Pursuant to separate distribution and service plans (the Class A Plan, the Class B Plan, the Class C Plan and the Class AAA Plan, collectively, the "Plans") adopted by each of the Funds pursuant to Rule 12b-1 under the Act and the Distribution Agreement, the Distributor incurs expenses of distributing the Funds' Class A, Class B, Class C and Class AAA shares. In addition, the Distributor receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class B and Class C shares.


The Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority vote of the Directors who are not interested persons of the Corporation and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such continuance. The Plans may each be terminated at any time, without penalty, by the vote of a majority of the Independent Directors, or by the vote of the holders of a majority of the outstanding shares of the applicable class of the Funds on not more than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class (by both Class A and Class B shareholders, voting separately, in the case of material amendments to the Class A Plan), and all material amendments must be approved by the Board of Directors in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Funds will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.


Pursuant to each Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Funds by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Independent Directors shall be committed to the Independent Directors.

Pursuant to the Distribution Agreement, the Corporation has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Additional shares resulting from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Funds may not exceed .75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of the class would be suspended.

During the fiscal year ended December 31, 1998, The Distributor incurred expenses for the Class AAA of the Gabelli Global Telecommunications Fund under the Distribution Plan of $223,000. Of this amount $37,200 was spent on printing, postage and stationery, $50,400 on overhead support expenses, $92,400 on salaries of personnel of the Distributor and $43,000 on third party brokers. Pursuant to the Distribution Plan, the Fund paid the Distributor $364,400, or
 .25% of its average daily net assets.

During the fiscal year ended December 31, 1998, The Distributor incurred expenses for the Class AAA of the Gabelli Global Interactive Couch Potato Fund under the Distribution Plan of $487,100. Of this amount $72,000 was spent on printing, postage and stationery, $241,100 on overhead support expenses, $109,600 on salaries of personnel of the Distributor and $64,400 on third party brokers. Pursuant to the Distribution Plan, the Fund paid the Distributor $174,300, or .25% of its average daily net assets.

During the fiscal year ended December 31, 1998, The Distributor incurred expenses for the Class AAA of the Gabelli Global Opportunity Fund under the Distribution Plan of $59,300. Of this amount $22,400 was spent on printing, postage and stationery, $15,500 on overhead support expenses, $21,000 on salaries of personnel of the Distributor and $400 on third party brokers. Pursuant to the Distribution Plan, the Fund paid the Distributor $7,000, or .25% of its average daily net assets.

During the fiscal year ended December 31, 1998, The Distributor incurred expenses for the Class AAA of the Gabelli Global Convertible Securities Fund under the Distribution Plan of $26,700. Of this amount $7,700 was spent on printing, postage and stationery, $6,500 on overhead support expenses, $9,700 on salaries of personnel of the Distributor and $2,800 on third party brokers. Pursuant to the Distribution Plan, the Fund paid the Distributor $20,300, or
 .25% of its average daily net assets.


                             INVESTMENT RESTRICTIONS

Each Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority of each Fund's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by each Fund not to be fundamental and accordingly may be changed without stockholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of each Fund will not be considered a deviation from policy. No Fund may:

     (1) issue senior securities, except that each Fund may borrow money, including on margin if margin securities are owned and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets (including the amount of such enumerated senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) and except that each Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. Each Fund's obligations under reverse repurchase agreements and the foregoing investment strategies are not treated as senior securities;

     (2) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities or the acquisition of securities subject to repurchase agreements;

     (3) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares a Fund may be deemed to be an underwriter;

     (4) invest for the purpose of exercising control over management of any company;

     (5) purchase real estate or interests therein, including limited partnerships that invest primarily in real estate equity interests, other than mortgage-backed securities, publicly traded real estate investment trusts and similar instruments; or

     (6) purchase or sell commodities or commodity contracts except for certain bona fide hedging, yield enhancement and risk management purposes or invest in any oil, gas or mineral interests.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is authorized on behalf of each Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at a reasonable expense. Transactions in securities other than those for which a securities exchange is the principal market are generally done through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission is paid whenever it appears that the broker can obtain a more favorable overall price. In general, there may be no stated commission in the case of securities traded on the over-the-counter markets, but the prices of those securities may include undisclosed commissions or markups. Options transactions will usually be effected through a broker and a commission will be charged. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as the underwriter's concession or discount.

The Adviser currently serves as adviser to a number of investment company clients and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among each Fund and others whose assets they manage in such manner as they deem equitable. In making such allocations among each Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for such investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts.

The policy of each Fund regarding purchases and sales of portfolio securities is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement each Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to each Fund or the Adviser of the type described in
Section 28(e) of the Securities Exchange Act of 1934. In doing so, each Fund may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

Research services furnished by brokers or dealers through which the Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular accounts may be useful both to the Fund and one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers.


Neither the Fund nor the Adviser has any legally binding agreement with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided. Based on such determinations, the Adviser has allocated brokerage commissions of $282,147 on portfolio transactions in the principal amount of $127,430,250 during 1998, to various broker-dealers that have provided research services to the Adviser.


The following charts show brokerage commissions paid by the Adviser on behalf of each Fund, the amount and percentage of commissions paid by each Fund to Gabelli & Company, Inc., an affiliate of the Adviser ("Gabelli"), and the percentage of all transactions involving the payment of commissions to Gabelli.


                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

                                                     FISCAL YEAR ENDED  FISCAL YEAR ENDED  FISCAL YEAR ENDED
                                                     DECEMBER 31, 1996  DECEMBER 31, 1997  DECEMBER 31, 1998
                                                     -----------------  -----------------  -----------------
Total brokerage commissions paid by the
    Adviser on behalf of the Fund..................       $49,410           $61,219             $96,749
Total brokerage commissions paid by the
    Fund to Gabelli & Company, Inc.................       $16,320            $7,785             $38,999
% of aggregate brokerage commissions...............          33.0%             12.7%               40.3%
% of transactions effected through
    Gabelli & Company, Inc.........................          28.0%             20.6%               36.8%


               THE GABELLI GLOBAL INTERACTIVE COUCH POTATO(R) FUND


                                                     FISCAL YEAR ENDED     FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                                     DECEMBER 31, 1996     DECEMBER 31, 1997    DECEMBER 31, 1998
                                                     -----------------     -----------------    -----------------
Total brokerage commissions paid by the

    Adviser on behalf of the Fund..................            $67,823              $106,631             $280,436
Total brokerage commissions paid by the
    Fund to Gabelli & Company, Inc.................             $8,486               $15,255              $14,345
% of aggregate brokerage commissions...............              12.5%                 14.3%                 5.1%
% of transactions effected through

    Gabelli & Company, Inc.........................              12.8%                 12.0%                 5.8%


                       THE GABELLI GLOBAL OPPORTUNITY FUND


                                                     FISCAL YEAR ENDED     FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                                     DECEMBER 31, 1996     DECEMBER 31, 1997    DECEMBER 31, 1998
                                                     -----------------     -----------------    -----------------
Total brokerage commissions paid by the

    Adviser on behalf of the Fund..................         N/A                N/A                  $17,929
Total brokerage commissions paid by the
    Fund to Gabelli & Company, Inc.................         N/A                N/A                  $14,345
% of aggregate brokerage commissions...............         N/A                N/A                    7.89%
% of transactions effected through
    Gabelli & Company, Inc.........................         N/A                N/A                    10.4%



                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND


                                                     FISCAL YEAR ENDED     FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                                     DECEMBER 31, 1996     DECEMBER 31, 1997    DECEMBER 31, 1998
                                                     -----------------     -----------------    -----------------
Total brokerage commissions paid by the

    Adviser on behalf of the Fund..................            $21,357             $9,993            $6,606
Total brokerage commissions paid by the
    Fund to Gabelli & Company, Inc.................                $50                 $0            $1,415
% of aggregate brokerage commissions...............               .23%               0.0%             7.89%
% of transactions effected through
    Gabelli & Company, Inc.........................               .04%               0.0%              5.1%



The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli, a broker-dealer member of the National Association of Securities Dealers, Inc. when it appears that, as an introducing broker or otherwise, Gabelli can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers. The Adviser may also consider sales of shares of each Fund and any other registered investment companies managed by the Adviser and its affiliates by brokers and dealers other than the Distributor as a factor in its selection of brokers and dealers to execute portfolio transactions for each Fund.

As required by Rule 17e-1 under the Act, the Board of Directors of each Fund has adopted "Procedures" which provide that the commissions paid to Gabelli on stock exchange transactions may not exceed that which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price. Rule 17e-1 and the Procedures contain requirements that the Board, including independent Directors, conduct periodic compliance reviews of such brokerage allocations and review such schedule at least annually for its continuing compliance with the foregoing standard. The Adviser and Gabelli are also required to furnish reports and maintain records in connection with such reviews.

To obtain the best execution of portfolio trades on the New York Stock Exchange ("Exchange"), Gabelli controls and monitors the execution of such transactions on the floor of the Exchange through independent "floor brokers" or through the Designated Order Turnaround System of the Exchange. Such transactions are then cleared, confirmed to the Fund for the account of Gabelli, and settled directly with the Custodian of each Fund by a clearing house member firm which remits the commission less its clearing charges to Gabelli. Gabelli may also effect portfolio transactions on behalf of each Fund in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the Exchange.


                        PURCHASE AND REDEMPTION OF SHARES

The implementation of the multi-class structure described herein is subject to approval by the Fund's shareholders of certain technical amendments to the Corporation's Articles of Incorporation at a Special Meeting of Shareholders called by the Board of Directors. The Corporation will not offer Class A, Class B or Class C shares until such approval has been received.

PURCHASE OF SHARES

Shares of Class A, Class B and Class C of the Funds may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time or purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares.) Class AAA shares of the Funds are offered exclusively to investors acquiring shares directly from the Distributor, the Funds or through any financial intermediary that makes Class AAA shares available.

Each class of shares represents an interest in the same assets of each Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class AAA shares, which are not subject to any sales charges), which will affect performance differently, (ii) each class has exclusive voting rights with respect to any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature, and (v) Class AAA shares are offered exclusively to investors acquiring shares directly from the Distributor or from a financial intermediary with whom the Distributor has entered into an agreement expressly authorizing the sale by such intermediary of Class AAA shares.

Under the current distribution arrangement between each Class of shares and the Distributor, Class A shares are sold at a maximum sales charge of 5.75% and Class B*, Class C* and Class AAA shares are sold at net asset value.

Class B shares automatically convert to Class A shares of the Fund on the first business day of the eighty-fifth calendar month following the calendar month in which such shares were issued. The automatic conversion of Class B shares to Class A shares may be suspended by the Board of Directors at any time it determines such suspension to be required under applicable law or in the exercise of their fiduciary duties; provided, however, that if the Board determines that the suspension is likely to continue for a substantial period of time, the Board of Directors will seek to create an additional class or additional classes of shares into which Class B shares are eligible for conversion under the rules of the Securities and Exchange Commission and other applicable law.

If an investor or eligible group of related investors purchases Class A shares of the Funds concurrently with Class A shares of other Gabelli funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases.


--------------------------
*Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions.

An eligible group of related Fund investors includes any combination of the following:


-    an individual;

-    the individual's spouse, their children and their parents;

-    the individual's and spouse's Individual Retirement Accounts (IRA);

- any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners.);

- a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents and/or children;

- a Uniform Gift to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

- one or more employee benefit plans of a company controlled by an individual.

In addition, an eligible group of related Fund investors may include an employer (or group of related employers) and one or more retirement or group plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer.)

The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings.

RIGHTS OF ACCUMULATION. Reduced sales charges are also available through rights of accumulation, by which an investor or an eligible group of related investors, as described above, may aggregate the value of their existing holdings of shares of the Funds and shares of other funds managed by the Adviser or an affiliate (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charges is calculated using the maximum offering price (net asset value plus maximum sales charge) as of the previous business day.

LETTERS OF INTENT. Reduced sales charges are also available to investors (or an eligible group of related investors), including retirement and group plans, who enter into a written letter of intent (a "Letter of Intent") providing for the purchase, within a thirteen-month period, of shares of the Funds and shares of other funds managed by the Adviser or an affiliate (an "Investment Letter of Intent"). Retirement and group plans may also qualify to purchase Class A shares at net asset value by entering into a Letter of Intent whereby they agree to enroll, within a thirteen-month period, a specified number of eligible employees or participants (a "Participant Letter of Intent.").

For purposes of the Investment Letter of Intent, all shares of the Funds and shares of other Gabelli funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction.

A Letter of Intent permits a purchaser, in the case of an Investment Letter of Intent, to establish a total investment goal to be achieved by any number of investments over a thirteen-month period and, in case of a Participant Letter of Intent, to establish a minimum eligible employee or participant enrollment goal over a thirteen-month period. Each investment made during the period, in the case of an Investment Letter of Intent, will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. In the case of a Participant Letter of Intent, each investment made during the period will be made at net asset value. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of

Intent will be held by the Transfer Agent in the name of the purchaser, except in the case of retirement and group plans where the employer or plan sponsor will be responsible for paying any applicable sales charge. The effective date of an Investment Letter of Intent (except in the case of retirement and group plans) may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

The Investment Letter of Intent does not obligate the investor to purchase, nor the Funds to sell, the indicated amount. Similarly, the Participant Letter of Intent does not obligate the retirement or group plan to enroll the indicated number of eligible employees or participants. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser (or the employer or plan sponsor, in case of any retirement or group plan) is required to pay the difference between the sales charge otherwise applicable to the purchases actually made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Investors electing to purchase Class A shares of the Funds pursuant to a Letter of Intent should carefully read such Letter of Intent.

The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will, in the case of an Investment Letter of Intent, be granted subject to confirmation of the number of eligible employees or participants in the retirement or group plan. Letters of Intent are not available to individual participants in any retirement or group plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES. The contingent deferred sales charge is waived under the circumstances described in the Funds' Prospectuses. In connection with these waivers, the Transfer Agent will require the shareholder to submit the supporting documentation set forth below.


CATEGORY OF WAIVER                                         REQUIRED DOCUMENTATION

Death                                                      A copy of the shareholder's death certificate or,
                                                           in the case of a trust, a copy of the grantor's
                                                           death certificate, plus a copy of the trust
                                                           agreement identifying the grantor.

Disability - An individual will be considered              A copy of the Social Security Administration
disabled if he or she is unable to engage in any           award letter or a letter from a physician on
substantial gainful activity by reason of any              the physician's letterhead stating that the
medically determinable physical or mental                  shareholder (or, in the case of a trust, the
impairment which can be expected to result in              grantor) is permanently disabled. The letter
death or to be of long-continued and indefinite            must also indicate the date of disability.
duration.

Distribution from an IRA or 403 (b) Custodial              A copy of the distribution form from the
Account                                                    custodial firm indicating (i) the date of birth of
                                                           the shareholder and (ii) that the shareholder is
                                                           over age 59 1/2 and is taking a normal distribution
                                                           - signed by the shareholder.

Distribution from Retirement Plan                          A letter signed by the plan administrator/trustee
                                                           indicating the reason for the distribution.

Excess Contribution                                        A letter from the shareholder (for an IRA) or the
                                                           plan administrator/trustee on company letterhead
                                                           indicating the amount of the excess and whether
                                                           or not taxes have been paid.

The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected at the discretion of the Board of Directors and taken at their value used in determining the Funds' net asset value per share as we described under "Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interest of the Funds. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Funds will not distribute in-kind portfolio securities that are not readily marketable. The Corporation has filed a formal election with the Commission pursuant to which the Corporation will only effect a redemption in portfolio securities where the particular shareholder of record is redeeming more than $250,000 or 1.00% of the Fund's total net assets, whichever is less, during any 90-day period. In the opinion of the Corporation's management, however, the amount of a redemption request would have to be significantly greater than $250,000 before a redemption wholly or partly in portfolio securities would be made.

Cancellation of purchase orders for shares of any Fund (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the net asset value of that Fund's shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and that Fund may reimburse shares from any account registered in that shareholder's name, or by seeking other redress. If that Fund is unable to recover any loss to itself, it is the position of the Commission that the Distributor will be immediately obligated to make that Fund whole.

To minimize expenses, the Fund reserves the right to redeem, upon not less than 30 days' notice, all shares of the Fund in an account (other than an IRA) which as a result of shareholder redemption has a value below $500 and has reserved the ability to raise this amount to up to $10,000. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.


                               EXCHANGE PRIVILEGE

The Funds make available to their shareholders the privilege of exchanging their shares for shares of certain other funds managed by the Adviser or an affiliate, including one or more specified money market funds, subject in each case to the minimum investment requirements of each fund (the "Exchange Privilege"). Shares of such other Gabelli funds may also be exchanged for shares of the Corporation. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of Gabelli funds, the Exchange Privilege is available for those funds eligible for investment in the particular program.

CLASS A SHARES

Shareholders of the Funds may exchange their Class A shares for Class A shares of any other fund managed by the Adviser or an affiliate that offers Class A shares and for shares of any money market fund managed by the Adviser or an affiliate on the basis of relative NAV. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the Exchange Privilege only to acquire Class A shares of the Gabelli funds participating in the Exchange Privilege [as identified by the Distributor from time to time.]

CLASS B AND CLASS C SHARES

Shareholders of the Funds may exchange their Class B and Class C shares for Class B and Class C shares, respectively, of any other fund managed by the Adviser or an affiliate that offers Class B or Class C shares on the basis of relative NAV. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of an exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the first day of the month after the initial purchase, rather than the date of the exchange.

At any time after acquiring shares of other funds participating in the Class B or Class C Exchange Privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B and Class C shares of the Fund, respectively, without subjecting such shares to any CDSC upon the exchange. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares, respectively, of other funds without being subject to any CDSC.

CLASS AAA SHARES

Class AAA shares may be exchanged for Class AAA shares of any other funds managed by the Adviser or an affiliate of the Adviser that offers Class AAA shares or any other shares not subject to a front-end sales load or contingent deferred sales charge.

Additional details about the Exchange Privilege and prospectuses for each of the funds managed by the Adviser or an affiliate are available from the Corporation's Distributor or Transfer Agent. The Exchange Privilege may be modified, terminated or suspended on sixty days' notice, and any fund, including either class, or the Distributor, has the right to reject any exchange application relating to such fund's shares.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

GENERAL

Each Fund will determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. If any such gains are retained by any Fund, that Fund will be subject to a tax of 34% of such amount. In that event, each Fund expects that it will designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long-term capital gains, its share of undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by that Fund against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of that Fund by an amount equal to 66% of the amount of undistributed capital gains included in such shareholder's gross income.

Under the Internal Revenue Code of 1986, as amended, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year, an amount equal to, at the minimum, the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year, (unless an election is made by a fund with a November or December year-end to use the Fund's fiscal year) and (3) all ordinary income and net capital gains for previous years that were not previously distributed. A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by a Fund in October, November or December of the year, payable to shareholders of record on a date during such month and paid by that Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

Gains or losses on the sales of securities by each Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, each Fund will not be subject to Federal income tax on its net investment income and net short-term capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders.

Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless the shareholder elects otherwise, be paid on the payment date fixed by the Board of Directors in additional shares of the Fund having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

In the case of corporate shareholders, such distributions are eligible for the dividends received deduction subject to proportionate reduction if the aggregate qualifying dividends received by the Fund from domestic corporations in any year are less than its "gross income" as defined by the Code. Distributions out of long-term capital gains are taxable to the recipient as long-term capital gains.

HEDGING TRANSACTIONS

Certain options, futures contracts and options on futures contracts are "section 1256 contracts". Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by each Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Generally, the hedging transactions undertaken by each Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by each Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.

Further, each Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to each Fund are not entirely clear.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/ or accelerate the recognition of gains or losses from the affected straddle positions, and require the capitalization of interest expense, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

DISTRIBUTIONS

Distributions of investment company taxable income (which includes taxable interest income and the excess of net short-term capital gains over long-term capital losses) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by each Fund will qualify for the 70% deduction for dividends received by corporations to the extent each Fund's income consists of qualified dividends received from U.S. corporations. Distributions of net capital gains (which consists of the excess of long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, whether paid in cash or in shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of each Fund equal to the fair market value of such shares on the distribution date. If the net asset value of shares is
reduced below a shareholder's cost as a result of a distribution by a   Fund,
such distribution will be taxable even though it represents a return of invested capital. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

SALES OF SHARES

Upon a sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the sale of any Fund's shares held by the shareholder for six months or less will be greater for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

The Corporation may be required to withhold Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Funds in which they invest with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's Federal income tax liability.

FOREIGN WITHHOLDING TAXES

Income received by each Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of each Fund's assets to be invested in various countries is not known. Because each Fund may have more than 50% of its total assets invested in securities of foreign governments or corporations, each Fund may be entitled to "pass-through" to shareholders the amount of foreign taxes paid by each Fund. Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to Federal, state or local taxes.

The Corporation reserves the right to create and issue a number of shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve management agreements or changes in investment policies, but shares of all series would vote together in the election or selection of Directors, principal underwriters and auditors and on any proposed material amendment to the Corporation's Certificate of Incorporation.

Upon liquidation of the Corporation or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholders.


                        DETERMINATION OF NET ASSET VALUE

Net asset value is calculated separately for each class of the Corporation. The net asset value of Class B and Class C shares of the Funds will generally be lower than the net asset value of Class A or Class AAA shares as a result of the larger distribution-related fee to which Class B and Class C shares are subject. It is expected, however, that the net asset value per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining each of the Fund's net asset value per share, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no asked prices are quoted on such day, then the security is valued at the closing bid price on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deems appropriate to reflect their fair value. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value.

Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market as determined by the Adviser. Securities traded primarily on foreign exchanges are valued at the closing price on such foreign exchange immediately prior to the close of the NYSE.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors designed to reflect in good faith the fair value of such securities.


                       INVESTMENT PERFORMANCE INFORMATION

Each Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one year period and the life of each Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. Each Fund may also furnish total return calculations for these and other periods, based on investments at various sales charge levels or net asset value. Any performance data which is based on each Fund's net asset value per share would be reduced if a sales charge were taken into account.

Quotations of yield will be based on the investment income per share earned during a particular 30 day period, less expenses accrued during the period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                       a-b
                            YIELD = 2[ (cd + 1)(6) - 1]


where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period. With respect to The Gabelli Global Telecommunications Fund for the 30-day period ended December 31, 1998, the

Fund's yield was (0.84)%. With respect to The Gabelli Global Interactive Couch Potato(R) Fund for the 30-day period ended December 31, 1998, the Fund's yield was (1.25) %. With respect to The Gabelli Global Opportunity Fund for the 30-day period ended December 31, 1998, the Fund's yield was 1.49%. With respect to The Gabelli Global Convertible Securities Fund for the 30-day period ended December 31, 1998, the Fund's yield was (3.87)%.


Quotations of total return will reflect only the performance of a hypothetical investment in any Fund during the particular time period shown. Each Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of its portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing each Fund's current yield to yields published for other investment companies and other investment vehicles. Total return and yield should also be considered relative to change in the value of each Fund's shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, total returns and yield may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning each Fund. These sources include:
LIPPER ANALYTICAL SERVICES, CDA/ WEISENBERGER INVESTMENT COMPANY SERVICE, BARRON'S, BUSINESS WEEK, KIPLINGER'S PERSONAL FINANCE, FINANCIAL WORLD, FORBES, FORTUNE, MONEY, PERSONAL INVESTOR, SYLVIA PORTER'S PERSONAL FINANCE, BANK RATE MONITOR, MORNINGSTAR AND THE WALL STREET JOURNAL.

In connection with communicating its yield or total return to current or prospective shareholders, each Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Quotations of each Fund's total return will represent the average annual compounded rate of return of a hypothetical investment in each Fund over periods of 1, 5, and 10 years (or for the periods of each Fund's operations), and are calculated pursuant to the following formula:

                                P (1+T)(n) = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed. The table below displays the total returns for the year ended December 31, 1998 and average annual returns since inception.


                                                                                                Average Annual
                                                                             5 Year Average      Total Return
                                                               1998           Annual Total           Since
                                                           Total Return          Return            Inception
                                                           ------------      --------------     --------------
Global Telecommunications                                      34.8%              16.7%              16.8%
Global Interactive Couch Potato(R)                             28.9%               N/A               20.4%
Global Opportunity                                              N/A                N/A                N/A
Global Convertible Securities                                   8.6%               N/A                6.1%


                                SERVICE PROVIDERS

Skadden, Arps, Slate, Meagher & Flom, 919 Third Avenue, New York, New York 10022, serves as counsel to the Corporation.

Grant Thornton LLP, 7 Hanover Square, New York, New York 10004-2616, have been appointed independent auditor for the Corporation.

State Street Bank and Trust Company ("State Street") is the Custodian for the Fund's cash and securities as well as the Transfer and Dividend Disbursing Agent for its shares. Boston Financial Data Services, Inc., an affiliate of State Street, performs the shareholder services on behalf of State Street and is located at the BFDS Building, 2 Heritage Drive, North Quincy, Massachusetts 07171.


              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Corporation was organized as a Maryland corporation on July 16, 1993. Its authorized capital stock consists of one billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Corporation is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Fund's shares to replace its Directors. The Corporation's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional portfolio.

There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

The Corporation sends semi-annual and audited annual reports to all shareholders which include lists of portfolio securities and the Funds' financial statements, which shall be audited annually. Unless it is clear that a shareholder is a nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

The shares of the Funds have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is a shareholder of record, the Funds do not issue certificates evidencing shares.

                            PART C: OTHER INFORMATION


Item 23.   Financial Statements and Exhibits.

           (a)    Financial Statements:

                  (1) Financial information included in Part A, the Prospectus:

                         Table of Fees and Expenses

                         Financial Highlights

                  (2) Financial Statements included in Part B, the Statement of Additional Information and incorporated by reference to the Fund's Annual Reports dated December 31, 1998:

                         Gabelli Global Series Funds, Inc.:

                         The Gabelli Telecommunications Fund (GGTF)

                         The Gabelli Global Convertible Securities Fund (GGCSF)

                         The Gabelli Global Interactive Couch Potato(R) Fund (GGICPF)

                         The Gabelli Global Opportunity Fund (GGOF)

                         -- Portfolio of Investments, year ended December 31,
                            1998 (all)*

                         -- Statement of Assets and Liabilities, year ended
                            December 31, 1998 (all)*

                         -- Statements of Changes in Net Assets for the fiscal
                            years ended December 31, 1998 and December 31, 1997 (all)*

                         -- Notes to Financial Statements (all)*

                         -- Financial Highlights for the fiscal years ended December 31, 1998, 1997, 1996, 1995 and 1994 (GGTF);
                         for the fiscal years ended December 31, 1998, 1997, 1996 and 1995 and for the period February 3, 1994 (Commencement of Operations) through December 31, 1994 (GGCSF); for the fiscal years ended December 31, 1998, 1997, 1996 and 1995 and for the period February 7, 1994 (Commencement of Operations) through December 31, 1994 (GGICPF); for the period May 11, 1998 through December 31, 1998 (GGOF)*

                         -- Reports of Grant Thornton LLP Independent Auditors
                         (all)*

           (b)    Exhibits:

                  (1) Articles of Incorporation, as amended, of the Registrant***

                  (2)    By-Laws of the Registrant***

                  (3)    Not Applicable

                  (4)    (a)   Specimen Share Certificate for The Gabelli
                               Global Interactive Couch Potato(R) Fund**

                         (b) Specimen Share Certificate for The Gabelli Global Convertible Securities Fund**

                  (5)    (a)   Investment Advisory Agreement with Gabelli
                               Funds, Inc. ("Gabelli Funds" or the "Adviser") relating to The Gabelli Global Telecommunications
                               Fund, The Gabelli Global Entertainment and Media
                               Fund and The Gabelli Global (Growth) Opportunity
                               Fund***

                         (b) Investment Advisory Agreement with Gabelli Funds, Inc. ("Gabelli Funds" or the "Adviser") for each of The Gabelli Global Interactive Couch Potato(R) Fund***

                         (c) Investment Advisory Agreement with Gabelli Funds, Inc. ("Gabelli Funds" or the "Adviser") for The Gabelli Global Convertible Securities Fund***

                  (6)    (a)   Distribution Agreement with Gabelli and Company,
                               Inc. relating to The Gabelli Global
                               Telecommunications Fund***

                         (b) Distribution Agreement with Gabelli and Company, Inc. relating to The Gabelli Global Opportunity Fund***

                         (c) Distribution Agreement with Gabelli and Company, Inc. relating to The Gabelli Global Interactive Couch Potato(R) Fund***

                         (d) Distribution Agreement with Gabelli and Company, Inc. relating to The Gabelli Global Convertible Securities Fund***

                  (7)    Not Applicable

                  (8) Custodian Agreement between the Registrant and State Street Bank and Trust Company***

                  (9.1) Sub-Administration Agreement between the Gabelli Funds, Inc. and BISYS Fund Services, Inc.***

                  (9.2) Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company ***

                  (10)   (a)   Opinion and Consent of counsel for the
                               Registrant**


                         (b)   Consent of counsel for the Registrant*****


                  (11)   (a)   Consent of Independent Accountants*****

                  (12)   Not Applicable

                  (13)   (a)   Agreements with Initial Shareholder relating
                               to The Gabelli Global Telecommunications Fund,
                               The Gabelli Global Entertainment and Media Fund and The Gabelli Global Opportunity Fund**

                         (b) Agreements with Initial Shareholder relating to The Gabelli Global Interactive Couch Potato(R) Fund and The Gabelli Global Convertible Securities Fund**

                  (14)   Model IRA Plan***

                  (15)   (a)   Form of Amended and Restated Plan of
                               Distribution relating to the Class AAA Shares****

                         (b)   Form of Amended and Restated Plan of
                               Distribution relating to the Class A Shares****

                         (c) Form of Amended and Restated Plan of Distribution relating to the Class B Shares****

                         (d)   Form of Amended and Restated Plan of
                               Distribution relating to the Class C Shares****

                  (16)  N/A


                  (17)    Financial Data Schedule*****


                  (18)   (a)   Form of Rule 18f-3 Plan relating to the Gabelli
                               Global Telecommunications Fund****

                         (b) Form of Rule 18f-3 Plan relating to the Gabelli Global Opportunity Fund****

                         (c) Form of Rule 18f-3 Plan relating to the Gabelli Global Interactive Couch Potato Fund****

                         (d) Form of Rule 18f-3 Plan relating to the Gabelli
                             Global Convertible Securities Fund****

* Previously filed with the Fund's Annual Report for the year ended December 31, 1998 and incorporated by reference herein.
** Previously filed as an exhibit to Post-Effective Amendment No. 2 to Registration Statement No. 33-66262 on January 5, 1994 and incorporated by reference herein.
*** Previously filed as an exhibit to Post-Effective Amendment No. 8 to Registration Statement No. 33-66262 on April 15, 1998 and incorporated by reference herein.
**** Previously filed as an exhibit to Post-Effective Amendment No. 9 to Registration Statement No. 33-66262 on March 1, 1999 and incorporated by reference herein.

*****  Filed herewith.



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Insofar as the following have substantially identical boards of directors or trustees they may be deemed with Registrant to be under common control: The Gabelli ABC Fund, The Gabelli Asset Fund, Gabelli Gold Fund, Inc., The Gabelli Growth Fund, The Gabelli Value Fund Inc., The Gabelli Capital Asset Fund, The Gabelli Small Cap Growth Fund, Gabelli Equity Income Fund, The Gabelli Westwood Funds and The Gabelli U.S. Treasury Money Market Fund.

ITEM 25.  INDEMNIFICATION.

The basic effect of the respective indemnification provisions of the Registrant's By-Laws, the Investment Advisory Agreement with Gabelli Funds, Inc. for The Gabelli Global Series Funds, Inc., and Section 2-418 of the Maryland General Corporation Law is to indemnify each officer and director of both the Registrant and Gabelli Funds, Inc. to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

See "Management of the Funds" in the Prospectus and "Directors and Officers" in the Statement of Additional Information as well as the Adviser's current Form ADV which is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) The Distributor, Gabelli & Company, Inc., is also the principal underwriter for The Gabelli ABC Fund, The Gabelli Growth Fund, The Gabelli Asset Fund, The Gabelli Value Fund, Inc., The Gabelli Capital Asset Fund, The Gabelli Small Cap Growth Fund, Gabelli Equity Income Fund, Gabelli Gold Fund, Inc., The Gabelli International Growth Fund, Inc., The Gabelli Westwood Funds and The Gabelli U.S. Treasury Money Market Fund.

     (b) The information required with respect to the directors and executive officers of the Distributor is set forth under the heading "Directors and Officers" in the Statement of Additional Information as well as in Gabelli & Company, Inc.'s current Form BD, which are each incorporated herein by reference.

     (c) Not applicable. The Registrant's only principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.


All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Sub-Administrator, BISYS Fund Services L.P., 3435 Stelzer Rd., Columbus, Ohio 43219, at the offices of the Fund's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, at the offices of the Fund's Transfer Agent and Dividend Disbursing Agent, State Street Bank & Trust Company, c/o Boston Financial Data Services, Two Heritage Drive, North Quincy, MA 02171 or at the offices of the Adviser, Gabelli Funds, LLC, One Corporate Center, Rye, New York 10580-1434.


ITEM 29.  MANAGEMENT SERVICES.

The Registrant is not a party to any management-related service contract.

ITEM 30.  UNDERTAKINGS.

     (c) Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and State of New York on the 28th day of April, 1999.


                                    THE GABELLI GLOBAL SERIES FUNDS, INC.

                                    /s/ Bruce N. Alpert
                                    -----------------------------------------
                                    By: Bruce N. Alpert
                                    Title: Vice President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment No. 10 to the Registration Statement has been signed below by the following in the capacity and on the date indicated.


SIGNATURE                                   TITLE                                   DATE
---------                                   -----                                   ----
                  *                         President (Principal                    April 28, 1999
-------------------------------             Executive Officer), and Director
          Mario J. Gabelli

                 *                          Vice President and Treasurer            April 28, 1999
-----------------------------
           Bruce N. Alpert

                 *                          Director                                April 28, 1999
-----------------------------
         Felix J. Christiana

                 *                          Director                                April 28, 1999
-----------------------------
         Anthony J. Colavita

                 *                          Director                                April 28, 1999
-----------------------------
        Anthonie C. van Ekris

                 *                          Director                                April 28, 1999
-----------------------------
           Karl Otto Pohl

                 *                          Director                                April 28, 1999
-----------------------------
           John D. Gabelli

                 *                          Director                                April 28, 1999
-----------------------------
         Werner Roeder, M.D.

*By:     /s/ Bruce N. Alpert
------------------------------
           Bruce N. Alpert
          Attorney-in-Fact
